Schedule of Investments (unaudited)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Municipal Debt Obligations

Alabama — 1.0%
Alabama Federal Aid Highway Finance Authority RB
5.00%, 09/01/24 (ETM)	$250	$254,600
5.00%, 09/01/26 (PR 09/01/24)	1,010	1,028,583
5.00%, 09/01/30 (PR 09/01/24)	500	509,200
Series A, 5.00%, 09/01/24	260	264,923
Series B, 5.00%, 09/01/24	535	545,130
Alabama Public School & College Authority RB
Series A, 5.00%, 05/01/24	145	146,791
Series C, 5.00%, 06/01/24	100	101,382
Alabama Public School and College Authority RB
Series A, 5.00%, 02/01/24	1,025	1,033,325
Series A, 5.00%, 11/01/24	300	306,392
Series B, 5.00%, 01/01/24	520	523,472
Auburn University RB, Series B, 5.00%, 06/01/24	265	268,814
City of Huntsville AL GO, Series A, 5.00%, 08/01/24	80	81,448
County of Mobile AL GOL, Series A, 5.00%, 06/01/24	50	50,720
State of Alabama GO
Series A, 5.00%, 08/01/24	285	289,991
Series A, 5.00%, 11/01/24	185	189,101
Series C, 5.00%, 08/01/24	125	127,189
University of Alabama (The) RB, Series A, 5.00%,
07/01/24	185	187,782
		5,908,843
Alaska — 0.2%
State of Alaska GO, Series B, 5.00%, 08/01/24	950	966,169
Arizona — 2.6%
Arizona Board of Regents COP, Series A, 5.00%,
06/01/24	165	167,389
Arizona Department of Transportation State Highway Fund
Revenue RB, 5.00%, 07/01/24	745	757,348
Arizona State University RB
Series A, 5.00%, 07/01/24	215	218,369
Series B, 5.00%, 07/01/24	230	233,562
Series C, 5.00%, 07/01/24	85	86,317
Arizona Transportation Board RB
5.00%, 07/01/24	710	721,609
Series A, 5.00%, 07/01/24	630	640,442
Arizona Water Infrastructure Finance Authority RB,
Series A, 5.00%, 10/01/24	1,445	1,474,922
City of Peoria AZ GOL, Series B, 5.00%, 07/15/24	225	228,858
City of Phoenix AZ GO, 5.00%, 07/01/24	265	269,368
City of Phoenix Civic Improvement Corp. RB
5.00%, 07/01/24	1,515	1,539,425
Series A, 5.00%, 07/01/24	435	441,888
Series A, 5.00%, 07/01/39 (PR 07/01/24)	1,710	1,736,330
Series B, 5.00%, 07/01/24	715	726,250
Series D, 5.00%, 07/01/24	315	319,736
City of Scottsdale AZ GOL, 4.00%, 07/01/24	495	498,470
City of Tucson AZ COP, 5.00%, 07/01/24 (AGM)	85	86,240
City of Tucson AZ Water System Revenue RB, 5.00%,
07/01/24	395	401,296
County of Pima Sewer System Revenue, 5.00%, 07/01/24	595	604,371
Maricopa County Unified School District No. 97-Deer
Valley/AZ GO
4.00%, 07/01/24	20	20,138
5.00%, 07/01/24	200	203,170
	Par
Security	(000)	Value

Arizona (continued)
Maricopa County Union High School District No.
210-Phoenix GO
5.00%, 07/01/24	$240	$243,934
Series C, 3.00%, 07/01/24	165	164,640
Maricopa County Union High School District No.
210-Phoenix GOL, 4.00%, 07/01/24	260	261,940
Phoenix AZ, 4.00%, 07/01/24	725	730,382
Regional Public Transportation Authority RB, 5.25%,
07/01/24	370	376,926
Salt River Project Agricultural Improvement & Power
District RB
5.00%, 01/01/24	300	302,090
Series A, 5.00%, 01/01/24	130	130,906
State of Arizona
5.00%, 09/01/24	110	111,989
5.00%, 09/01/24 (ETM)	465	473,308
State of Arizona COP, 5.00%, 10/01/24	165	168,474
University of Arizona (The) RB
5.00%, 06/01/24	365	370,104
Series A, 5.00%, 06/01/24	100	101,398
Series B, 5.00%, 06/01/24	150	152,097
		14,963,686
Arkansas — 0.2%
State of Arkansas GO
4.00%, 06/01/24	605	608,696
5.00%, 04/01/24	280	283,223
		891,919
California — 13.1%
91 Express Lanes Toll Road, 5.00%, 08/15/24	100	101,997
Allan Hancock Joint Community College District/CA GO
5.00%, 08/01/24	230	234,255
5.00%, 08/01/24 (ETM)	10	10,184
Beverly Hills Unified School District CA GO
0.00%, 08/01/24(a)	725	701,640
4.00%, 08/01/24	110	111,039
5.00%, 08/01/24	665	677,763
California Educational Facilities Authority RB, 0.00%,
10/01/24 (AMBAC)(a)	160	153,469
California Health Facilities Financing Authority RB,
Series A, 5.00%, 11/15/24	135	138,025
California Infrastructure & Economic Development
Bank RB
5.00%, 10/01/24	555	567,646
Series A, 5.00%, 10/01/24	355	362,883
California State Public Works Board RB
5.00%, 05/01/24	185	187,615
5.00%, 08/01/24	500	509,448
5.00%, 11/01/24	170	174,084
Series A, 5.00%, 06/01/24	130	132,021
Series A, 5.00%, 09/01/24	250	255,162
Series B, 5.00%, 10/01/24	680	695,180
Series C, 5.00%, 03/01/24	135	136,471
Series D, 5.00%, 09/01/24	325	331,710
Series F, 5.00%, 05/01/24	385	390,442
Series G, 5.00%, 05/01/24	245	248,463
Series H, 5.00%, 12/01/24	90	92,270
Serise A, 5.00%, 03/01/24	175	176,907
California State University RB
5.00%, 11/01/24	435	445,988

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Series A, 4.00%, 11/01/24	$75	$75,983
Series A, 5.00%, 11/01/24	1,005	1,030,386
Series A, 5.00%, 11/01/29 (PR 11/01/24)	815	834,477
Series A, 5.00%, 11/01/32 (PR 11/01/24)	300	307,169
Series A, 5.00%, 11/01/34 (PR 11/01/24)	40	40,956
Series A, 5.00%, 11/01/39 (PR 11/01/24)	440	450,515
Serise A, 4.00%, 11/01/24	150	151,966
Cerritos Community College District GO, Series D, 0.00%,
08/01/24(a)	125	120,771
City & County of San Francisco CA GO, 5.00%, 06/15/24	430	437,428
City of Long Beach CA Harbor Revenue RB, Series B,
5.00%, 05/15/24	425	431,270
City of Los Angeles CA Wastewater System Revenue RB
5.00%, 06/01/24	505	513,019
Series A, 5.00%, 06/01/24	90	91,429
City of Los Angeles Department of Airports RB
4.00%, 05/15/24	180	181,242
5.00%, 05/15/24	395	400,766
5.00%, 05/15/24 (ETM)	45	45,694
Series B, 5.00%, 05/15/24	430	436,277
City of Petaluma CA Wastewater Revenue RB, 5.00%,
05/01/24	130	131,625
City of San Francisco CA Public Utilities Commission
Water Revenue RB
4.00%, 11/01/24	130	131,392
5.00%, 11/01/24	340	348,251
Series D, 5.00%, 11/01/24	200	204,854
City of San Francisco Public Utilities Commission Water
Revenue, 5.00%, 11/01/45 (PR 11/01/24)	2,000	2,047,796
City of San Jose CA GO, 5.00%, 09/01/24	440	448,614
Coast Community College District GO, Series D, 5.00%,
08/01/24	105	106,911
Contra Costa Transportation Authority RB, Series A,
5.00%, 03/01/24	45	45,498
Contra Costa Transportation Authority Sales Tax Revenue
RB, 5.00%, 03/01/24	75	75,830
Contra Costa Water District RB, Series T, 5.00%, 10/01/24	105	107,344
East Bay Municipal Utility District Water System Revenue
RB, 5.00%, 06/01/24	195	198,145
Eastern Municipal Water District RB, Series A, 5.00%,
07/01/24	225	228,627
Escondido Union High School District GO, Series A,
0.00%, 08/01/24 (AGC)(a)	255	246,493
Evergreen School District GO, 0.00%, 08/01/24 (AGC)(a)	100	96,740
Foothill-De Anza Community College District GO
0.00%, 08/01/24 (NPFGC)(a)	110	106,383
4.00%, 08/01/24	160	161,464
5.00%, 08/01/24	325	331,141
Grossmont Union High School District GO
5.00%, 08/01/24	150	152,834
Series 2004, 0.00%, 08/01/24 (NPFGC)(a)	425	410,380
Long Beach Community College District GO
Series D, 0.00%, 05/01/24 (NPFGC)(a)	170	165,806
Series F, 5.00%, 06/01/24	185	187,892
Los Angeles Community College District/CA GO
5.00%, 08/01/24	1,730	1,763,375
Series A, 5.00%, 08/01/24	835	851,109
Series A, 5.00%, 08/01/26 (PR 08/01/24)	1,005	1,023,991
Series A, 5.00%, 08/01/28 (PR 08/01/24)	350	356,614
Series A, 5.00%, 08/01/31 (PR 08/01/24)	4,245	4,325,214
	Par
Security	(000)	Value

California (continued)
Series C, 5.00%, 08/01/24	$805	$820,530
Series G, 5.00%, 08/01/26 (PR 08/01/24)	225	229,252
Series J, 4.00%, 08/01/24	190	191,813
Los Angeles County Metropolitan Transportation
Authority RB
5.00%, 07/01/24	225	228,872
Series A, 5.00%, 06/01/24	850	863,355
Series A, 5.00%, 07/01/24	940	956,432
Los Angeles County Metropolitan Transportation Authority
Sales Tax Revenue RB
5.00%, 07/01/24	400	406,993
Series A, 5.00%, 07/01/24	175	178,059
Los Angeles County Public Works Financing Authority RB,
Series B, 5.00%, 12/01/24	305	312,812
Los Angeles County Sanitation Districts Financing
Authority RB, Series A, 5.00%, 10/01/24	195	199,375
Los Angeles Department of Water & Power Power System
Revenue RB
Series A, 5.00%, 07/01/24	270	274,696
Series B, 5.00%, 07/01/24	480	488,348
Series C, 5.00%, 07/01/24	105	106,826
Serise A, 5.00%, 07/01/24	80	81,391
Los Angeles Department of Water & Power RB, 5.00%,
07/01/24	500	508,696
Los Angeles Department of Water & Power, RB
Series A, 5.00%, 07/01/24	110	111,913
Series B, 5.00%, 07/01/24	250	254,348
Los Angeles Unified School District/CA GO
Series A, 5.00%, 07/01/24	2,315	2,356,523
Series B, 5.00%, 07/01/24	295	300,291
Series B-1, 4.00%, 07/01/24	510	514,586
Series C, 5.00%, 07/01/24	1,250	1,272,420
Los Rios Community College District GO, 4.00%,
08/01/24	200	201,540
Metropolitan Water District of Southern California RB
5.00%, 07/01/24	130	132,261
5.00%, 10/01/24	100	102,244
Series A, 5.00%, 07/01/24	305	310,277
Series B, 4.00%, 10/01/24	120	121,331
Series C, 5.00%, 07/01/24	105	106,826
Mount San Antonio Community College District GO,
0.00%, 08/01/24(a)	100	96,730
Municipal Improvement Corp. of Los Angeles RB,
Series B, 5.00%, 11/01/24	265	271,136
Newport Mesa Unified School District GO, 5.00%,
08/01/24	175	178,151
North Orange County Community College District/CA GO,
Series B, 0.00%, 08/01/24 (NPFGC)(a)	120	115,951
Orange County Local Transportation Authority Sales Tax
Revenue RB, 5.00%, 02/15/24	275	277,808
Orange County Water District RB, Series C, 5.00%,
08/15/24	235	239,766
Pajaro Valley Unified School District GO, Series B, 0.00%,
08/01/24 (AGM)(a)	100	96,409
Pasadena Unified School District GO, Series B, 5.00%,
08/01/24	30	30,540
Placer Union High School District/CA GO, Series A,
0.00%, 08/01/24 (NPFGC)(a)	25	24,131
Port of Los Angeles RB, Series A, 5.00%, 08/01/24	30	30,582

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

California (continued)
Poway Unified School District GO, Series A, 0.00%,
08/01/24(a)	$100	$96,730
Regents of the University of California Medical Center
Pooled Revenue RB, 5.00%, 05/15/24	175	177,527
Riverside County Transportation Commission RB,
Series B, 5.00%, 06/01/24	155	157,397
Sacramento Municipal Utility District RB
5.00%, 08/15/24	60	61,174
Series E, 5.00%, 08/15/24	300	305,868
Salinas Union High School District GO, Series A, 0.00%,
10/01/24 (NPFGC)(a)	20	19,186
San Diego Community College District GO, 5.00%,
08/01/24	445	453,013
San Diego Public Facilities Financing Authority RB, 5.00%,
08/01/24	250	254,872
San Diego Unified School District/CA, 5.50%, 07/01/24
(AGM)	400	408,927
San Diego Unified School District/CA GO
Series A, 0.00%, 07/01/24(a)	440	426,677
Series A, 0.00%, 07/01/24 (ETM)(a)	160	155,155
Series C-2, 5.50%, 07/01/24 (AGM)	255	260,691
Series D-1, 5.50%, 07/01/24 (NPFGC)	395	403,815
Series G, 0.00%, 07/01/38 (PR 01/01/24)(a)	600	266,449
Series R-4, 5.00%, 07/01/24	240	244,109
San Francisco Bay Area Rapid Transit District GO,
Series A, 5.00%, 08/01/24	155	157,791
San Francisco Bay Area Rapid Transit District Sales Tax
Revenue RB, Series A, 5.00%, 07/01/24	330	335,799
San Francisco City & County Airport Commission San
Francisco International Airport RB, Series D, 5.00%,
05/01/24	300	304,119
San Francisco City & County Public Utilities Commission
Wastewater Revenue RB, Series A, 5.00%, 10/01/24	295	301,687
San Joaquin Delta Community College District GO,
Series C, 5.00%, 08/01/39 (PR 08/01/24)	1,000	1,018,896
San Jose Evergreen Community College District, 5.00%,
09/01/34 (PR 09/01/24)	1,000	1,020,540
San Jose Unified School District GO, 5.00%, 08/01/24	450	458,103
San Marcos Unified School District GO, 0.00%,
08/01/24(a)	40	38,726
San Mateo County Community College District GO,
Series B, 0.00%, 09/01/24 (NPFGC)(a)	120	115,932
San Mateo Union High School District GO, 4.00%,
09/01/24	210	211,898
San Ramon Valley Unified School District/CA GO, 5.00%,
08/01/24	125	127,313
Santa Clara County Financing Authority RB, Serise A,
5.00%, 11/15/24	445	456,162
Santa Clara Valley Transportation Authority, 5.00%,
06/01/24	340	345,567
Santa Clara Valley Transportation Authority RB
Series A, 5.00%, 04/01/24	100	101,296
Series A, 5.00%, 06/01/24	150	152,456
Santa Clara Valley Water District COP, Series C, 5.00%,
06/01/24	295	299,562
Santa Monica-Malibu Unified School District GO, Series C,
4.00%, 07/01/24	85	85,741
Simi Valley Unified School District GO, 5.00%, 08/01/24	250	254,699
Solano County Community College District GO, 5.00%,
08/01/24	125	127,195
	Par
Security	(000)	Value

California (continued)
Southern California Public Power Authority RB
5.00%, 07/01/24	$140	$142,498
Series C, 5.00%, 07/01/24	390	396,960
State of California, 5.00%, 09/01/24	1,700	1,735,648
State of California Department of Water Resources RB
5.00%, 12/01/24	310	317,899
Series AR, 5.00%, 12/01/24 (PR 06/01/24)	35	35,544
Series AS, 5.00%, 12/01/24	1,210	1,240,832
Series AV, 5.00%, 12/01/24	75	76,911
Series AW, 5.00%, 12/01/24	120	123,058
Series AX, 5.00%, 12/01/24	260	266,625
Series BA, 5.00%, 12/01/24	280	287,135
State of California GO
4.00%, 03/01/24	160	160,849
4.00%, 04/01/24	115	115,696
4.00%, 10/01/24	720	728,152
4.00%, 11/01/24	105	106,222
5.00%, 03/01/24	1,130	1,142,442
5.00%, 04/01/24	890	901,185
5.00%, 05/01/24	525	532,461
5.00%, 08/01/24	675	688,022
5.00%, 09/01/24	1,200	1,225,163
5.00%, 10/01/24	1,475	1,508,437
5.00%, 11/01/24	5,220	5,344,102
5.00%, 12/01/24	100	102,548
Series A, 5.00%, 10/01/24	175	178,967
Series B, 5.00%, 08/01/24	400	407,717
Series B, 5.00%, 09/01/24	1,000	1,020,969
Sunnyvale Elementary School District GO, 5.00%,
09/01/24	195	198,734
University of California RB
4.00%, 05/15/24	150	151,081
5.00%, 05/15/24	1,000	1,015,927
5.25%, 05/15/44 (PR 05/15/24)	2,500	2,541,391
Series AM, 5.00%, 05/15/24	460	467,326
Series AO, 5.00%, 05/15/24	625	634,954
Series AR, 4.00%, 05/15/24	320	322,630
Series AV, 5.00%, 05/15/24	230	233,663
Series AY, 5.00%, 05/15/24	185	187,946
Upper Santa Clara Valley Joint Powers Authority, 5.00%,
08/01/24, (ETM)	275	280,196
Walnut Valley Unified School District GO, 0.00%, 08/01/24
(NPFGC)(a)	1,170	1,129,751
William S Hart Union High School District GO, Series B,
0.00%, 08/01/24 (AGM)(a)	125	120,854
		75,307,114
Colorado — 0.5%
Board of Governors of Colorado State University System
RB, Series E-2, 5.00%, 03/01/24 (NPFGC)	150	151,401
City & County of Denver Co. Airport System Revenue RB
5.00%, 11/15/24	250	255,824
Series A, 5.00%, 11/15/24	210	214,893
City of Colorado Springs CO Utilities System Revenue RB,
Series A-1, 5.00%, 11/15/24	50	51,178
Colorado Health Facilities Authority, 5.00%, 11/01/24	100	101,541
County of Boulder CO, 5.00%, 12/01/24	390	398,757
Denver City & County School District No. 1 COP, Series A,
5.00%, 12/01/24	75	76,733
Denver City & County School District No. 1 GO
5.00%, 12/01/24 (SAW)	450	460,992

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Colorado (continued)
Series A, 5.50%, 12/01/24 (SAW)	$425	$438,129
Series B, 5.00%, 12/01/24 (SAW)	220	225,374
E-470 Public Highway Authority RB, Series B, 0.00%,
09/01/24 (NPFGC)(a)	25	24,011
Metro Wastewater Reclamation District RB, Series A,
5.00%, 04/01/24	240	242,747
University of Colorado RB
Series B-1, 5.00%, 06/01/24	200	202,895
Series C, VRDN,2.00%, 06/01/54 (Put 10/15/24)(b)	250	243,880
		3,088,355
Connecticut — 1.8%
Hartford County Metropolitan District Clean Water Project
Revenue RB, Series A, 5.00%, 11/01/34 (PR 11/01/24)	250	255,511
State of Connecticut, 5.00%, 01/15/24	200	201,515
State of Connecticut Clean Water Fund-State Revolving
Fund, 5.00%, 03/01/24	140	141,428
State of Connecticut GO
4.00%, 01/15/24	615	616,918
5.00%, 04/15/24	85	86,015
5.00%, 11/15/24	750	766,711
Series A, 5.00%, 03/01/24	130	131,274
Series A, 5.00%, 03/15/24	190	191,990
Series A, 5.00%, 04/15/24	230	232,745
Series B, 5.00%, 01/15/24	165	166,250
Series B, 5.00%, 04/15/24	330	333,939
Series B, 5.00%, 05/15/24	290	293,893
Series D, 5.00%, 04/15/24	750	758,953
Series D, 5.00%, 06/15/24	130	131,943
Series D, 5.00%, 07/15/24	1,500	1,524,727
Series D, 5.00%, 08/15/24	330	335,947
Series E, 5.00%, 09/15/24	250	254,886
Series E, 5.00%, 10/15/24	250	255,272
Series F, 5.00%, 09/15/24	120	122,345
Series F, 5.00%, 11/15/24	350	357,798
State of Connecticut Special Tax Obligation RB, 5.00%,
09/01/24	100	101,872
State of Connecticut Special Tax Revenue, 5.00%,
01/01/24	440	443,011
State of Connecticut Special Tax Revenue RB
5.00%, 10/01/24	275	280,568
Series A, 4.00%, 05/01/24	60	60,320
Series A, 5.00%, 05/01/24	525	531,642
Series A, 5.00%, 08/01/24	420	427,231
Series A, 5.00%, 09/01/24	1,170	1,191,903
University of Connecticut RB, 5.00%, 02/15/24	100	100,898
		10,297,505
Delaware — 0.8%
City of Wilmington DE GO, 4.00%, 12/01/24	100	100,844
County of New Castle DE GO, 5.00%, 10/01/24	570	581,738
Delaware Transportation Authority RB
4.00%, 07/01/24	360	362,686
5.00%, 07/01/24	1,430	1,453,443
5.00%, 09/01/24	500	509,253
State of Delaware, 5.00%, 07/01/24	550	559,016
State of Delaware GO
5.00%, 03/01/24	570	575,815
Series 2009C, 5.00%, 10/01/24	220	224,657
Series A, 5.00%, 10/01/24	100	102,117
	Par
Security	(000)	Value

Delaware (continued)
Series B, 5.00%, 07/01/27 (PR 07/01/24)	$85	$86,386
		4,555,955
District of Columbia — 1.1%
District of Columbia GO
Series A, 4.00%, 06/01/24	90	90,601
Series A, 5.00%, 06/01/24	410	416,071
Series A, 5.00%, 10/15/24	150	153,288
Series B, 5.00%, 06/01/24	645	654,550
Series D, 5.00%, 06/01/24	715	725,587
District of Columbia RB
5.00%, 12/01/24	145	148,275
Series B, 5.00%, 10/01/24	1,595	1,627,477
District of Columbia Water & Sewer Authority RB, Series B,
5.00%, 10/01/24	820	837,169
Metropolitan Washington Airports Authority Aviation
Revenue RB, Series B, 5.00%, 10/01/24	35	35,660
Washington Metropolitan Area Transit Authority Dedicated
Revenue, 5.00%, 07/15/24	1,080	1,097,396
Washington Metropolitan Area Transit Authority RB,
5.00%, 07/15/24	315	320,074
		6,106,148
Florida — 2.6%
Broward County FL Water & Sewer Utility Revenue RB,
Series B, 5.00%, 10/01/24	155	157,728
Central Florida Expressway Authority RB, 5.00%,
07/01/24	75	76,128
City of Jacksonville FL RB, Series B, 5.00%, 10/01/24	25	25,480
City of Tampa FL Water & Wastewater System Revenue
RB, 5.00%, 10/01/24	25	25,529
County of Hillsborough FL Community Investment Tax
Revenue RB, 5.00%, 11/01/24	50	51,028
County of Miami-Dade FL Aviation Revenue RB, 5.00%,
10/01/24	185	187,939
County of Miami-Dade FL GO
Series A, 5.00%, 07/01/24	370	375,730
Series B, 5.00%, 07/01/24	100	101,549
County of Miami-Dade FL Transit System RB, 5.00%,
07/01/24	435	441,777
County of Miami-Dade FL Water & Sewer System
Revenue RB
5.00%, 10/01/24	1,230	1,253,913
Series B, 5.00%, 10/01/24	255	259,957
County of Orange FL Sales Tax Revenue RB, 5.00%,
01/01/24	130	130,895
County of Sarasota FL RB, 5.00%, 10/01/24	45	45,963
Florida Department of Environmental Protection RB
5.00%, 07/01/24	585	594,008
Series A, 5.00%, 07/01/24	445	451,852
Florida Municipal Power Agency RB, Series A, 5.00%,
10/01/24	100	101,898
Florida State Development Commission RB, Series A,
5.00%, 07/01/24	100	101,612
Florida’s Turnpike Enterprise RB, Series A, 5.00%,
07/01/24	870	883,475
Hillsborough County School Board COP, Series A, 5.00%,
07/01/24	120	121,696
Lee County School Board (The) COP, 5.00%, 08/01/24	100	101,505
Miami-Dade County Expressway Authority RB, Series B,
5.00%, 07/01/24	280	283,326

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Florida (continued)
Orange County Convention Center/Orlando RB, 5.00%,
10/01/24	$190	$192,823
Orange County School Board COP
Series B, 5.00%, 08/01/24	15	15,248
Series D, 5.00%, 08/01/24	50	50,826
Orlando Utilities Commission RB, Series A, 5.00%,
10/01/24	540	550,623
Palm Beach County School District, 5.00%, 08/01/24	500	508,510
Palm Beach County School District COP, Series B, 5.00%,
08/01/24	280	284,766
Pasco County School Board COP, Series A, 5.00%,
08/01/24	75	76,203
Reedy Creek Improvement District GOL, Series A, 5.00%,
06/01/24	190	192,032
School Board of Miami-Dade County (The) COP
Series A, 5.00%, 05/01/24	315	318,705
Series D, 5.00%, 02/01/24	725	730,602
School Board of Miami-Dade County (The) GO, 5.00%,
03/15/24	210	212,243
School District of Broward County/FL COP
Series A, 5.00%, 07/01/24	675	685,149
Series B, 5.00%, 07/01/24	20	20,301
Series C, 5.00%, 07/01/24	200	203,007
State of Florida Department of Transportation RB
5.00%, 07/01/24	175	177,790
Series A, 5.00%, 07/01/24	450	456,563
State of Florida Department of Transportation Turnpike
System Revenue RB, Series A, 5.00%, 07/01/24	250	253,872
State of Florida GO
5.00%, 07/01/24	850	863,549
Seires E, 5.00%, 06/01/24	200	202,796
Series A, 5.00%, 01/01/24	230	231,555
Series A, 5.00%, 07/01/24	180	182,869
Series B, 5.00%, 06/01/24	350	354,894
Series C, 5.00%, 06/01/24	220	223,076
Series F, 5.00%, 06/01/24	485	491,781
State of Florida Lottery Revenue RB
Series A, 5.00%, 07/01/24	790	802,093
Series B, 5.00%, 07/01/24	940	954,389
Volusia County School Board RB, 5.00%, 10/01/24	20	20,416
		15,029,669
Georgia — 2.5%
City of Atlanta Department of Aviation, 5.00%, 07/01/24	250	253,849
City of Atlanta GA, 5.00%, 12/01/24	250	256,107
City of Atlanta GA Airport Passenger Facility Charge RB,
Series A, 5.00%, 01/01/24	695	699,669
City of Atlanta GA Department of Aviation RB, 5.00%,
07/01/24	100	101,540
City of Atlanta GA GOL, 5.00%, 12/01/32 (PR 12/01/24)	930	951,371
City of Atlanta GA Water & Wastewater Revenue RB
5.00%, 11/01/24	975	996,494
Series B, 5.00%, 11/01/24	145	148,197
Columbia County School District GO, 4.00%, 10/01/24
(SAW)	120	121,180
County of DeKalb GA GO, 5.00%, 12/01/24	130	133,090
County of Forsyth GA GO, 5.00%, 09/01/24	305	311,036
County of Henry GA GO, 5.00%, 05/01/24	200	202,649
Douglas County School District/GA GO, 5.00%, 04/01/24
(SAW)	235	237,736
	Par
Security	(000)	Value

Georgia (continued)
Fayette County School District/GA GO, 5.25%, 09/01/24
(SAW)	$105	$107,332
Forsyth County School District, 4.00%, 02/01/33
(PR 02/01/24)	3,030	3,040,684
Georgia Ports Authority RB, 5.00%, 07/01/24	200	203,007
Gwinnett County School District GO, 5.00%, 02/01/24	100	100,871
Gwinnett County Water & Sewerage Authority RB, 4.00%,
08/01/24	1,500	1,512,398
Metropolitan Atlanta Rapid Transit Authority RB, Series A,
4.00%, 07/01/24	395	397,982
Private Colleges & Universities Authority RB, Series B,
5.00%, 10/01/24	100	102,151
State of Georgia GO
5.00%, 07/01/24	3,000	3,049,724
Series A, 5.00%, 02/01/24	175	176,594
Series A-1, 5.00%, 02/01/24	655	660,967
Series C, 5.00%, 07/01/24	220	223,647
Series E, 5.00%, 12/01/24	320	327,901
		14,316,176
Hawaii — 1.7%
City & County Honolulu HI Wastewater System
Revenue RB
5.00%, 07/01/24	100	101,594
Series A, 5.00%, 07/01/24	145	147,311
Series B, 5.00%, 07/01/24	225	228,587
City & County Honolulu Wastewater System Revenue,
5.00%, 07/01/24	250	253,985
City & County of Honolulu, 4.00%, 08/01/24	120	120,933
City & County of Honolulu HI GO
4.00%, 07/01/24	265	266,858
5.00%, 08/01/24	425	432,443
Series A, 5.00%, 09/01/24	480	489,037
Series A, 5.00%, 10/01/24	100	102,036
Series B, 5.00%, 10/01/24	105	107,138
Series C, 5.00%, 10/01/24	120	122,443
Series D, 5.00%, 09/01/24	240	244,519
County of Hawaii HI GO
5.00%, 09/01/24	670	682,614
Series A, 5.00%, 09/01/24	115	117,165
Series B, 4.00%, 09/01/24	60	60,498
County of Maui HI GO, 5.00%, 09/01/24	35	35,685
Honolulu City & County Board of Water Supply RB
4.00%, 07/01/36 (PR 07/01/24)	580	583,754
5.00%, 07/01/27 (PR 07/01/24)	275	279,234
Series A, 5.00%, 07/01/24	150	152,255
State of Hawaii, 5.00%, 08/01/33 (PR 08/01/24)	2,500	2,544,770
State of Hawaii GO
5.00%, 04/01/24	500	505,525
Series EO, 5.00%, 08/01/24	180	183,064
Series ET, 5.00%, 10/01/24	170	173,403
Series EY, 5.00%, 10/01/24	90	91,802
Series EZ, 5.00%, 10/01/24	880	897,615
Series FH, 5.00%, 10/01/24	430	438,607
Series FN, 5.00%, 10/01/24	35	35,701
State of Hawaii State Highway Fund RB, Series B, 5.00%,
01/01/24	230	231,555
		9,630,131

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Idaho — 0.4%
Idaho Housing & Finance Association RB
5.00%, 07/15/24	$1,995	$2,026,006
Series A, 5.00%, 07/15/24	25	25,389
		2,051,395
Illinois — 2.6%
Chicago O'Hare International Airport, Series B, 5.00%,
01/01/24	130	130,847
Chicago O'Hare International Airport RB
Series B, 5.00%, 01/01/24	710	714,624
Series C, 5.00%, 01/01/24	320	322,084
Series D, 5.00%, 01/01/24	205	206,335
Series E, 5.00%, 01/01/24	975	981,349
Chicago Transit Authority Capital Grant Receipts Revenue
RB, 5.00%, 06/01/24	155	156,480
Illinois Finance Authority RB
5.00%, 01/01/24	510	513,531
5.00%, 02/15/24	455	458,652
5.00%, 07/01/24	1,225	1,244,416
Series A, 5.00%, 10/01/24	425	433,654
Illinois State Toll Highway Authority RB
5.00%, 01/01/24	185	186,258
Series D, 5.00%, 01/01/24	1,645	1,656,187
Metropolitan Water Reclamation District of Greater
Chicago GOL, Series C, 5.00%, 12/01/24	400	407,985
State of Illinois, 5.00%, 10/01/24	130	132,083
State of Illinois GO
5.00%, 02/01/24	725	729,824
5.00%, 03/01/24	540	544,174
5.00%, 04/01/24	605	610,330
5.00%, 05/01/24	1,720	1,737,092
5.00%, 12/01/24	250	254,598
Series A, 4.00%, 05/01/24	295	295,769
Series A, 5.00%, 03/01/24	130	131,005
Series A, 5.00%, 10/01/24	65	66,042
Series A, 5.00%, 11/01/24	250	254,300
Series A, 5.00%, 12/01/24	50	50,919
Series B, 5.00%, 12/01/24	500	509,195
Series D, 5.00%, 11/01/24	1,720	1,749,583
State of Illinois RB
Series C, 4.00%, 06/15/24	25	25,087
Series C, 5.00%, 06/15/24	200	201,794
Series D, 5.00%, 06/15/24	75	75,673
		14,779,870
Indiana — 1.5%
Ball State University RB, 5.00%, 07/01/24	200	202,989
Indiana Finance Authority RB
5.00%, 02/01/24	1,500	1,512,553
5.00%, 10/01/24	1,150	1,172,490
Series A, 5.00%, 02/01/24	345	347,887
Series A, 5.00%, 10/01/24	230	234,498
Series B, 5.00%, 02/01/24	490	494,100
Series C, 5.00%, 12/01/24	1,765	1,807,184
Indiana Municipal Power Agency RB
5.00%, 01/01/24	375	377,504
Series C, 5.00%, 01/01/24	465	468,105
Indiana Transportation Finance Authority RB, Series C,
5.50%, 12/01/24 (NPFGC)	300	309,545
Indiana University RB
Series A, 5.00%, 06/01/24	435	441,405
	Par
Security	(000)	Value

Indiana (continued)
Series W-2, 5.00%, 08/01/24	$190	$193,402
Series X, 5.00%, 08/01/24	160	162,865
Indianapolis Local Public Improvement Bond Bank RB,
Series A, 5.00%, 01/15/24	345	347,644
Purdue University COP, Series A, 5.00%, 07/01/24	205	208,416
Purdue University RB
5.00%, 07/01/24	250	254,167
5.25%, 07/01/24	100	101,890
Series DD, 5.00%, 07/01/24	285	289,750
		8,926,394
Iowa — 0.3%
Iowa Finance Authority RB, 5.00%, 08/01/24	1,020	1,038,367
State of Iowa RB
5.00%, 06/15/24	375	380,184
Series A, 5.00%, 06/01/24	200	202,632
		1,621,183
Kansas — 0.5%
City of Merriam KS GO, 5.00%, 10/01/24	125	127,617
City of Wichita KS Water & Sewer Utility Revenue RB,
Series A, 5.00%, 10/01/24	200	203,865
Johnson County Unified School District No. 229 Blue
Valley GO, Series B, 5.00%, 10/01/24	70	71,417
Johnson County Water District No. 1 RB, 5.00%, 01/01/24	105	105,719
Kansas Development Finance Authority RB, 5.00%,
05/01/24	400	405,268
Sedgwick County Unified School District No. 259 Wichita
GO, Series A, 4.00%, 10/01/24	170	171,446
Sedgwick County Unified School District No. 262 Valley
Center GO, 3.00%, 09/01/36 (PR 09/01/24)	250	249,388
Sedgwick County Unified School District No. 266 Maize
GO, 5.00%, 09/01/24	150	152,856
State of Kansas Department of Transportation RB
3.00%, 09/01/24	100	99,242
Series A, 5.00%, 09/01/24	1,200	1,222,209
		2,809,027
Kentucky — 0.1%
Kentucky Turnpike Authority RB, 5.00%, 07/01/24	225	227,977
Louisville & Jefferson County Metropolitan Sewer District
RB, 5.00%, 05/15/24	280	283,628
		511,605
Louisiana — 1.1%
Louisiana Local Government Environmental Facilities &
Community Development Authority RB, 5.00%,
10/01/33 (PR 10/01/24)	2,000	2,037,503
Louisiana State University & Agricultural & Mechanical
College RB, 5.00%, 07/01/34 (PR 07/01/24)	1,000	1,015,398
St Tammany Parish Wide School District No. 12 GO,
5.00%, 03/01/27 (PR 03/01/24)	1,125	1,136,412
State of Louisiana GO
5.00%, 05/01/24	300	303,973
5.00%, 12/01/24	125	128,053
Series A, 5.00%, 04/01/24	500	505,855
Series A, 5.00%, 09/01/24	140	142,741
Series B, 5.00%, 05/01/24	25	25,331
Series C, 5.00%, 08/01/24	110	111,981
Series D-2, 5.00%, 12/01/24	150	153,664
State of Louisiana RB, 5.00%, 09/01/24	485	494,495
		6,055,406

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Maine — 0.6%
City of Portland ME GO, 5.00%, 10/01/24	$170	$173,540
Maine Municipal Bond Bank, 5.00%, 09/01/24	105	106,932
Maine Municipal Bond Bank RB
Series A, 5.00%, 09/01/24	130	132,392
Series A, 5.00%, 11/01/24	180	183,990
Series B, 5.00%, 11/01/24	110	112,439
Series C, 5.00%, 11/01/24	435	444,643
Series D, 5.00%, 11/01/24	115	117,549
Maine Turnpike Authority, 5.00%, 07/01/24	195	198,038
Maine Turnpike Authority RB, 5.00%, 07/01/24	150	152,337
State of Maine GO, Series B, 5.00%, 06/01/24	1,685	1,708,837
		3,330,697
Maryland — 4.2%
City of Baltimore MD RB, Series A, 5.00%, 07/01/24	300	304,240
County of Anne Arundel MD GOL, 5.00%, 10/01/24	1,040	1,061,896
County of Baltimore MD GO
5.00%, 02/01/24	100	100,871
5.00%, 03/01/24	705	712,030
5.00%, 08/01/24	350	356,164
County of Carroll MD GO, 5.00%, 11/01/24	225	230,155
County of Charles MD GO, 5.00%, 10/01/24	100	102,059
County of Frederick MD GO, Series A, 5.00%, 08/01/24	25	25,465
County of Howard MD GO
5.00%, 02/15/24	1,300	1,312,579
Series A, 5.00%, 02/15/24	295	297,855
Series B, 5.00%, 02/15/24	55	55,532
Series C, 5.00%, 02/15/24	75	75,726
County of Montgomery MD, 5.00%, 11/01/27
(PR 11/01/24)	830	848,297
County of Montgomery MD GO
Series A, 4.00%, 11/01/31 (PR 11/01/24)	1,000	1,009,921
Series A, 5.00%, 11/01/24	750	767,089
Series A, 5.00%, 12/01/24	125	128,053
Series A, 5.00%, 11/01/26 (PR 11/01/24)	465	475,251
Series B, 5.00%, 11/01/24	50	51,139
County of Prince George's MD, 5.00%, 07/01/24	900	914,754
County of Prince George's MD GOL, Series A, 4.00%,
09/01/24	430	433,887
Maryland Health & Higher Educational Facilities Authority
RB, 5.25%, 07/01/27 (PR 07/01/24)	1,500	1,523,728
Maryland State Transportation Authority RB, 5.00%,
07/01/24	165	167,675
State of Maryland Department of Transportation RB
4.00%, 09/01/24	235	236,949
5.00%, 05/01/24	360	364,581
5.00%, 10/01/24	755	770,373
5.00%, 11/01/24	510	521,180
State of Maryland GO
First Series, 5.00%, 06/01/24	460	466,811
Series A, 5.00%, 03/15/24	545	550,942
Series B, 4.00%, 08/01/24	375	378,099
Series B, 5.00%, 08/01/24	2,510	2,555,197
Series C, 5.00%, 08/01/24	1,185	1,206,338
Washington Suburban Sanitary Commission RB
4.00%, 06/01/24	90	90,609
4.00%, 06/01/37 (PR 06/01/24) (GTD)	5,000	5,028,907
4.00%, 06/01/43 (PR 06/01/24) (GTD)	450	452,602
5.00%, 06/01/24	620	629,231
	Par
Security	(000)	Value

Maryland (continued)
5.00%, 06/15/24 (GTD)	$145	$147,267
		24,353,452
Massachusetts — 2.8%
Boston Water & Sewer Commission RB, 3.50%, 11/01/31
(PR 11/01/24)	1,000	1,005,078
City of Boston MA GO
5.00%, 04/01/24	1,070	1,082,741
Series A, 5.00%, 03/01/24	160	161,697
Series A, 5.00%, 11/01/24	710	726,441
Series B, 5.00%, 04/01/24	105	106,250
Series D, 5.00%, 03/01/24	250	252,651
Commonwealth of Massachusetts, 5.00%, 04/01/24	155	156,815
Commonwealth of Massachusetts GO
Series C, 5.00%, 10/01/24	100	102,117
Series C, 5.50%, 12/01/24 (AMBAC)	135	139,170
Commonwealth of Massachusetts GOL
5.00%, 01/01/24	1,700	1,712,193
Series 7, 5.00%, 07/01/24	130	132,131
Series A, 5.00%, 01/01/24	250	251,793
Series A, 5.00%, 07/01/24	80	81,311
Series B, 5.00%, 07/01/24	1,340	1,361,968
Series B, 5.00%, 11/01/24	1,115	1,140,406
Series C, 5.00%, 07/01/24	60	60,984
Series C, 5.00%, 10/01/24	375	382,938
Series F, 5.00%, 05/01/24	100	101,324
Series H, 5.00%, 12/01/24	375	384,160
Commonwealth of Massachusetts Transportation Fund
Revenue RB, Series A, 5.00%, 06/01/24	230	233,329
Massachusetts Bay Transportation Authority RB
Series A, 5.00%, 07/01/24	1,090	1,107,424
Series B, 5.00%, 07/01/24	105	106,674
Series C, 5.50%, 07/01/24	325	331,632
Massachusetts Bay Transportation Authority Sales Tax
Revenue RB, Series B, 5.50%, 07/01/24 (NPFGC)	215	219,720
Massachusetts Clean Water Trust (The) RB
5.00%, 08/01/24	435	442,833
Series 2017, 5.00%, 08/01/24	375	381,938
Series 21, 5.00%, 08/01/24	200	203,700
Series 22, 5.00%, 08/01/24	675	687,488
Massachusetts School Building Authority RB
5.00%, 11/15/24	380	388,708
Series C, 5.00%, 08/15/24	260	264,739
Massachusetts State College Building Authority, 5.00%,
05/01/24 (ST INTERCEPT)	200	202,664
Massachusetts Transportation Trust Fund Metropolitan
Highway System Revenue RB, 5.00%, 01/01/24	195	196,399
Massachusetts Water Resources Authority
5.00%, 08/01/24	155	157,898
5.00%, 08/01/24 (ETM)	310	315,246
Massachusetts Water Resources Authority RB
5.00%, 08/01/24 (ETM)	285	289,963
Series B, 5.00%, 08/01/24	345	351,435
Series C, 5.00%, 08/01/24	655	667,107
University of Massachusetts Building Authority RB
5.00%, 05/01/24	125	126,609
Series 2021-1, 5.00%, 11/01/24	285	291,318
		16,308,992

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Michigan — 1.6%
Chippewa Valley Schools GO, Series B, 5.00%, 05/01/24
(Q-SBLF)	$250	$253,126
Great Lakes Water Authority Sewage Disposal System
Revenue RB, 5.00%, 07/01/24	100	101,404
Michigan Finance Authority RB
5.00%, 07/01/24 (AGM)	100	101,152
5.00%, 10/01/24	140	142,851
Series B, 5.00%, 10/01/24	205	209,174
Series C-3, 5.00%, 07/01/24 (AGM)	115	116,325
Michigan State Building Authority RB
4.00%, 10/15/24	150	151,355
5.00%, 04/15/24	380	384,509
Series I, 5.00%, 04/15/24	720	728,544
Michigan State University RB, 4.00%, 02/15/24	410	411,415
Oxford Area Community School District GO, Series A,
5.00%, 05/01/24	15	15,188
Royal Oak Hospital Finance Authority RB, 5.00%, 09/01/39
(PR 03/01/24)	2,355	2,375,498
State of Michigan GO, Series A, 5.00%, 12/01/24	245	250,985
State of Michigan RB, 5.00%, 03/15/24	2,465	2,488,391
State of Michigan Trunk Line Revenue RB, 5.00%,
11/15/24	780	798,073
University of Michigan, 5.00%, 04/01/24	250	252,944
University of Michigan RB
Series A, 5.00%, 04/01/24	140	141,639
Serise A, 5.00%, 04/01/24	255	257,986
Wayne County Airport Authority RB, Series C, 5.00%,
12/01/24	50	51,090
		9,231,649
Minnesota — 1.5%
City of Minneapolis MN GO, 5.00%, 12/01/24	400	409,507
County of Hennepin MN GO, Series A, 5.00%, 12/01/24	350	358,457
Metropolitan Council GO
Series A, 5.00%, 03/01/24	50	50,510
Series C, 5.00%, 03/01/24	835	843,518
Series E, 5.00%, 12/01/24	255	261,095
Minneapolis-St Paul Metropolitan Airports Commission RB
5.00%, 01/01/24	200	201,203
Series B, 5.00%, 01/01/24	440	442,647
Minnesota Municipal Power Agency RB, Series A, 5.00%,
10/01/24	160	163,387
Minnesota Public Facilities Authority RB
5.00%, 03/01/24	500	505,159
Series B, 3.00%, 03/01/24	610	609,010
Rosemount-Apple Valley-Eagan Independent School
District No. 196 GO, Series A, 5.00%, 02/01/24	115	115,957
Southern Minnesota Municipal Power Agency RB,
Series A, 4.00%, 01/01/24	100	100,252
State of Minnesota, 5.00%, 08/01/24	110	111,981
State of Minnesota GO
5.00%, 09/01/24	1,115	1,136,828
Series A, 5.00%, 08/01/24	1,960	1,995,294
Series B, 5.00%, 08/01/24	635	646,435
Series B, 5.00%, 10/01/24	155	158,281
Series D, 5.00%, 08/01/24	405	412,293
Series E, 5.00%, 10/01/24	75	76,588
		8,598,402
	Par
Security	(000)	Value

Mississippi — 0.1%
State of Mississippi GO
Series B, 5.00%, 09/01/24	$90	$91,714
Series C, 4.00%, 10/01/24	70	70,600
Series C, 5.00%, 10/01/24	530	540,548
		702,862
Missouri — 0.8%
City of Springfield MO Public Utility Revenue RB, 5.00%,
08/01/24	275	279,545
Curators of the University of Missouri (The), Series A,
5.00%, 11/01/24	500	510,776
Metropolitan St Louis Sewer District RB, 5.00%, 05/01/24	155	157,053
Missouri Highway & Transportation Commission RB
Series A, 5.00%, 05/01/24	820	830,860
Series A, Series A, 5.00%, 05/01/24	130	131,722
Series B, 5.00%, 05/01/24	110	111,457
Missouri State Board of Public Buildings RB
Series A, 4.00%, 04/01/24	300	301,560
Series A, 5.00%, 04/01/24	1,170	1,183,700
Series B, 5.00%, 04/01/24	125	126,464
Missouri State Environmental Improvement & Energy
Resources Authority RB
Series A, 5.00%, 01/01/24	1,000	1,007,172
Series B, 4.00%, 07/01/24	135	136,007
		4,776,316
Montana — 0.0%
State of Montana GO, 5.00%, 08/01/24	235	239,092

Nebraska — 0.8%
City of Omaha NE GO
Series A, 5.00%, 01/15/24	150	151,183
Series B, 5.00%, 04/15/24	175	177,174
Series B, 5.00%, 11/15/24	55	56,295
Series B, 5.00%, 11/15/26 (PR 11/15/24)	50	51,168
Nebraska Public Power District RB
Series A-1, 5.00%, 01/01/24	365	367,392
Series C, 5.00%, 01/01/24	1,230	1,238,060
Omaha Public Power District Nebraska City Station Unit 2
RB, Series A, 5.00%, 02/01/24	205	206,635
Omaha Public Power District RB
Series A, 5.00%, 02/01/24	490	494,173
Series B, 5.00%, 02/01/31 (PR 08/01/24)	1,240	1,260,983
University of Nebraska Facilities Corp. RB (The), 5.00%,
07/15/24	490	497,247
		4,500,310
Nevada — 1.6%
Clark County School District GOL
Series A, 5.00%, 06/15/24	350	354,538
Series B, 5.00%, 06/15/24	185	187,398
Series C, 5.00%, 06/15/24	660	668,556
Clark County Water Reclamation District GOL, 5.00%,
07/01/24	215	218,408
County of Clark NV, 5.00%, 11/01/24	200	204,310
County of Clark NV GOL
5.00%, 06/01/24	135	136,888
5.00%, 11/01/24	220	224,741
5.00%, 12/01/24	265	271,124
Series A, 5.00%, 06/01/24	205	207,866
Series A, 5.00%, 11/01/24	210	214,526
Series B, 5.00%, 11/01/24	275	280,927

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Nevada (continued)
Serise A, 5.00%, 12/01/24	$300	$306,933
County of Clark NV Passenger Facility Charge
Revenue RB
5.00%, 07/01/24	940	954,134
Series C, 5.00%, 07/01/24	365	370,488
County of Clark NV RB, 5.00%, 07/01/24	495	502,637
Las Vegas Valley Water District, 5.00%, 12/01/24	260	266,112
Las Vegas Valley Water District GOL
Series A, 5.00%, 02/01/24	150	151,255
Series B, 5.00%, 06/01/24	1,300	1,318,498
Nevada System of Higher Education RB, Series A, 5.00%,
07/01/24	140	142,194
State of Nevada GOL
5.00%, 08/01/24	100	101,801
Series A, 5.00%, 05/01/24	170	172,151
Series B, 5.00%, 11/01/24	285	291,494
Series D, 5.00%, 04/01/24	875	884,784
State of Nevada Highway Improvement Revenue RB
5.00%, 12/01/24	495	507,613
Series A, Series A, 5.00%, 12/01/24	100	102,548
Washoe County School District/NV GOL, Series A, 5.00%,
06/01/24	105	106,425
		9,148,349
New Hampshire — 0.1%
New Hampshire Health and Education Facilities Authority
Act RB, 5.00%, 07/01/24	50	50,761
New Hampshire Municipal Bond Bank RB
Series B, 5.00%, 08/15/24	50	50,932
Series E, 5.00%, 08/15/24	15	15,280
State of New Hampshire GO, Series B, 5.00%, 12/01/24	210	215,323
		332,296
New Jersey — 2.4%
County of Essex NJ GO, Series B, 5.00%, 09/01/24
(SCH BD RES FD)	110	112,142
County of Monmouth NJ, 5.00%, 07/15/24	145	147,568
County of Monmouth NJ Go, 5.00%, 07/15/24	470	478,325
Monmouth County Improvement Authority (The) RB
5.00%, 12/01/24 (GTD)	115	117,779
Series A, 4.00%, 08/01/24	400	403,306
New Jersey Economic Development Authority, 5.00%,
11/01/24	130	132,434
New Jersey Economic Development Authority RB
5.00%, 03/01/24	500	504,237
5.00%, 06/15/24	720	729,335
Series AAA, 4.00%, 06/15/24	120	120,538
Series N-1, 5.50%, 09/01/24 (AMBAC)	55	56,172
Series PP, 5.00%, 06/15/27 (PR 06/15/24)	2,285	2,320,216
Series UU, 5.00%, 06/15/24	190	192,463
Series XX, 4.00%, 06/15/24 (SAP)	735	738,293
Series XX, 5.00%, 06/15/24 (SAP)	135	136,750
New Jersey Educational Facilities Authority RB
Series A, 5.00%, 07/01/24	105	106,740
Series A, 5.00%, 09/01/24	290	294,655
Series B, 5.00%, 07/01/24	225	228,729
Series I, 5.00%, 07/01/24	170	172,818
New Jersey Transportation Trust Fund Authority RB
Series A, 5.00%, 06/15/24	975	987,524
Series A-1, 5.00%, 06/15/24	520	526,652
Series AA, 4.00%, 06/15/24	165	165,739
	Par
Security	(000)	Value

New Jersey (continued)
Series AA, 5.00%, 06/15/24.	$180	$182,334
New Jersey Turnpike Authority RB, Series C, 5.00%,
01/01/24	180	181,261
State of New Jersey GO
5.00%, 06/01/24	720	729,830
Series A, 5.00%, 06/01/24	4,065	4,120,499
Township of Union NJ/Union County GO, 3.00%, 01/15/24	165	164,747
		14,051,086
New Mexico — 1.1%
New Mexico Finance Authority RB
5.00%, 06/01/24	150	152,159
Series A, 5.00%, 06/01/24	300	304,318
Series A, 5.00%, 06/15/24	1,325	1,344,458
Series D, 5.00%, 06/15/24	95	96,436
State of New Mexico GO
5.00%, 03/01/24	450	454,565
Series A, 5.00%, 03/01/24	1,060	1,070,753
Series B, 5.00%, 03/01/24	265	267,688
State of New Mexico Severance Tax Permanent Fund RB
5.00%, 07/01/24	1,465	1,487,027
Series A, 5.00%, 07/01/24	250	253,759
Series B, 4.00%, 07/01/24	1,075	1,081,571
		6,512,734
New York — 8.7%
City of New York NY GO
Series 1, 5.00%, 08/01/24	685	697,199
Series A, 5.00%, 08/01/24	1,630	1,659,029
Series A-1, 5.00%, 08/01/24	1,295	1,318,063
Series A-2015, 2.50%, 08/01/24	300	297,170
Series A-2015, 5.00%, 08/01/24	230	234,096
Series B, 5.00%, 08/01/24	100	101,781
Series B-1, 5.00%, 12/01/24	50	51,208
Series C, 5.00%, 08/01/24	2,235	2,274,804
Series D, 4.00%, 08/01/24	120	120,968
Series E, 5.00%, 08/01/24	685	697,199
Series I, 5.00%, 03/01/24	180	181,816
Series J, 5.00%, 08/01/24	540	549,617
Series J-4, 4.00%, 08/01/24	100	100,807
Series J-4, 5.00%, 08/01/24	125	127,226
County of Monroe NY GOL, 5.00%, 06/01/24	1,000	1,016,623
County of Nassau NY, 5.00%, 04/01/26 (PR 04/01/24)	465	470,108
County of Onondaga NY GOL, 5.00%, 05/01/24	60	60,870
County of Westchester NY GOL
Series A, 5.00%, 01/01/24	445	448,320
Series A, 5.00%, 12/01/24	125	128,103
Erie County Industrial Development Agency (The) RB,
5.00%, 05/01/24 (SAW)	250	253,330
Hudson Yards Infrastructure Corp. RB, Series A, 5.00%,
02/15/24	245	247,423
Long Island Power Authority RB
Series A, 0.00%, 12/01/24 (AGM)(a)	50	47,739
Series A, 5.00%, 09/01/24	155	158,051
Metropolitan Transportation Authority RB
Series A-1, 4.00%, 11/15/24	130	130,332
Series A-1, 5.00%, 11/15/24	280	284,195
Series A2, 5.00%, 11/15/24	25	25,375
Series A-2, 5.00%, 11/15/24	90	91,348
Series B, 5.00%, 11/15/24	645	654,663
Series B, 5.25%, 11/15/24 (AMBAC)	100	101,850

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

New York (continued)
Series B-1, 5.00%, 11/15/24	$190	$194,584
Series B-2, 5.00%, 11/15/24	185	189,463
Series C, 5.00%, 11/15/24	190	192,847
Series C-1, 5.00%, 11/15/24	855	867,810
Series F, 5.00%, 11/15/24	270	274,045
Nassau County Interim Finance Authority RB, Series A,
5.00%, 11/15/24	200	204,736
New York City Municipal Water Finance Authority RB
5.00%, 06/15/24	515	523,140
Series AA, 4.00%, 06/15/24	185	186,351
Series AA, 5.00%, 06/15/24	2,105	2,138,271
Series BB2, 4.00%, 06/15/24	45	45,329
New York City Transitional Finance Authority Building Aid
Revenue RB
5.00%, 07/15/24 (SAW)	545	554,344
Series S, 4.00%, 07/15/24 (SAW)	140	141,077
Series S, 5.00%, 07/15/24 (SAW)	115	116,972
Series S, 5.00%, 07/15/24 (ETM) (SAW)	435	442,189
Series S1, 5.00%, 07/15/24 (SAW)	105	106,800
Series S-1, 5.00%, 07/15/24 (SAW)	310	315,290
Series S-3, 5.00%, 07/15/24 (SAW)	125	127,143
New York City Transitional Finance Authority Future Tax
Secured Revenue RB
5.00%, 02/01/24	280	282,426
5.00%, 11/01/24	3,430	3,507,731
Series A-1, 5.00%, 08/01/24	935	951,744
Series B1, 5.00%, 08/01/24	255	259,567
Series C, 5.00%, 11/01/24	1,810	1,851,019
Series C1, 5.00%, 05/01/24	460	466,058
Series E-1, 5.00%, 02/01/24	100	100,866
New York State Dormitory Authority, 5.00%, 03/15/24	915	924,695
New York State Dormitory Authority RB
5.00%, 07/01/24	110	111,803
5.00%, 03/15/27 (PR 03/15/24)	1,200	1,213,711
Series A, 4.00%, 03/15/24	145	145,739
Series A, 5.00%, 02/15/24	235	237,292
Series A, 5.00%, 03/15/24	2,255	2,280,415
Series A, 5.00%, 07/01/24	840	853,770
Series B, 5.00%, 10/01/24	15	15,314
Series B, 5.50%, 03/15/24 (AMBAC)	1,130	1,145,406
Series C, 5.00%, 03/15/24	1,270	1,284,434
Series D, 5.00%, 02/15/24	2,280	2,301,030
Series E, 5.00%, 02/15/24	430	434,239
Series E, 5.00%, 03/15/24	845	854,327
Series F, 5.00%, 10/01/24 (SAW)	110	112,075
New York State Environmental Facilities Corp., 5.00%,
06/15/24	75	76,166
New York State Environmental Facilities Corp. RB
5.00%, 06/15/24	1,470	1,492,854
Series A, 4.00%, 06/15/24	90	90,634
Series D, 5.00%, 09/15/24	135	137,743
New York State Thruway Authority RB
Series J, 5.00%, 01/01/24	165	166,204
Series K, 4.00%, 01/01/24	160	160,516
Series K, 5.00%, 01/01/24	120	120,876
Series L, 5.00%, 01/01/24	190	191,386
New York State Urban Development Corp. RB
5.00%, 03/15/24	490	495,192
Series A, 5.00%, 03/15/24	3,120	3,153,059
	Par
Security	(000)	Value

New York (continued)
Port Authority of New York & New Jersey RB
5.00%, 07/15/24	$200	$203,429
Series 194, 5.00%, 10/15/24	1,320	1,348,937
Sales Tax Asset Receivable Corp. RB, Series A, 5.00%,
10/15/24	815	831,749
State of New York, 5.00%, 03/15/24	390	394,348
State of New York GO, Series A, 5.00%, 03/01/24	360	363,777
Triborough Bridge & Tunnel Authority RB
5.00%, 11/15/24	500	511,268
Series A, 5.00%, 11/15/24	1,315	1,344,634
Series C-1, 5.00%, 11/15/24	200	204,507
		49,770,644
North Carolina — 2.7%
City of Charlotte NC COP, 5.00%, 06/01/24	125	126,779
City of Charlotte NC GO, Series A, 5.00%, 06/01/24	140	142,038
City of Charlotte NC Storm Water Revenue RB, 5.00%,
12/01/24	15	15,360
City of Charlotte NC Water & Sewer System Revenue RB,
5.00%, 07/01/24	280	284,514
City of Durham NC Water & Sewer Utility System Revenue
RB, 4.00%, 08/01/24	170	171,388
City of Raleigh NC RB, Series A, 5.00%, 06/01/24	160	162,303
City of Winston-Salem NC RB, Series C, 5.00%, 06/01/24	215	218,095
City of Winston-Salem NC Water & Sewer System
Revenue RB, Series A, 5.00%, 06/01/24	10	10,149
City of Winston-Salem Water & Sewer System Revenue,
5.00%, 06/01/33 (PR 06/01/24)	2,350	2,384,601
County of Alamance NC GO, 5.00%, 05/01/24	1,000	1,013,022
County of Buncombe NC RB
5.00%, 06/01/24	125	126,799
Serise A, 5.00%, 06/01/24	175	177,519
County of Durham NC GO, 5.00%, 10/01/24	45	45,953
County of Forsyth NC GO
5.00%, 04/01/24	100	101,164
5.00%, 12/01/24	365	373,964
County of Guilford NC GO
5.00%, 03/01/24	520	525,155
Series B, 5.00%, 05/01/24	235	238,043
County of Mecklenburg NC GO
4.00%, 02/01/24	265	266,065
5.00%, 03/01/24	285	287,973
Series A, 5.00%, 09/01/24	125	127,501
Series A, 5.00%, 12/01/24	175	179,367
Series B, 5.00%, 12/01/24	210	215,240
County of Mecklenburg NC RB, 5.00%, 10/01/24	100	102,105
County of Orange NC GO, 4.00%, 04/01/24	200	201,027
County of Wake NC GO
5.00%, 04/01/24	1,000	1,011,709
Series A, 5.00%, 03/01/24	295	298,010
Series C, 5.00%, 03/01/24	180	181,836
County of Wake NC RB
5.00%, 03/01/24	245	247,485
Series A, 5.00%, 08/01/24	285	290,104
Series A, 5.00%, 12/01/24	110	112,673
North Carolina State University at Raleigh RB, 5.00%,
10/01/24	95	96,847
State of North Carolina GO
Series A, 5.00%, 06/01/24	130	131,968
Series C, 5.00%, 05/01/24	3,230	3,273,740

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

North Carolina (continued)
State of North Carolina RB
5.00%, 03/01/24	$715	$721,265
Series B, 5.00%, 05/01/24	165	167,149
Series B, 5.00%, 06/01/24	1,115	1,131,233
Series C, 5.00%, 05/01/24	380	384,948
		15,545,091
Ohio — 3.0%
American Municipal Power Inc. RB, 5.00%, 02/15/24	555	559,396
City of Columbus OH
5.00%, 04/01/24	400	404,552
Series 6, 5.00%, 08/15/24	280	285,103
City of Columbus OH GO
Series 2017-1, 5.00%, 04/01/24	1,050	1,061,949
Series A, 4.00%, 08/15/24	455	458,693
Series A, 5.00%, 07/01/24	175	177,790
Cleveland Department of Public Utilities Division of Water
RB, Series Y, 4.00%, 01/01/29 (PR 01/01/24)	1,040	1,043,181
County of Franklin OH GOL, 5.00%, 12/01/24	20	20,488
County of Hamilton OH Sales Tax Revenue RB, Series A,
5.00%, 12/01/24	265	270,776
Miami University/Oxford OH RB, 5.00%, 09/01/24	485	493,354
Northeast Ohio Regional Sewer District, 5.00%, 11/15/44
(PR 11/15/24)	1,250	1,277,607
Northeast Ohio Regional Sewer District RB, 5.00%,
11/15/32 (PR 11/15/24)	500	511,043
Ohio Higher Educational Facility Commission RB, 5.00%,
12/01/24	80	81,691
Ohio State University (The), 5.00%, 12/01/24	100	102,245
Ohio State University (The) RB, Series A, 5.00%,
12/01/24	300	306,736
Ohio Turnpike & Infrastructure Commission, 5.00%,
02/15/24	110	111,053
Ohio University RB, Series A, 5.00%, 12/01/24	110	112,398
Ohio Water Development Authority RB
5.00%, 12/01/24	275	281,609
Series B, 5.00%, 12/01/24	210	215,047
Ohio Water Development Authority Water Pollution Control
Loan Fund RB
5.00%, 06/01/24	255	258,797
5.00%, 12/01/24	160	163,845
Series 2015A, 5.00%, 06/01/24	840	852,506
Series 2015-A, 5.00%, 12/01/24	260	266,248
Princeton City School District GO, 4.00%, 12/01/32
(PR 12/01/24)	795	803,520
State of Ohio, 5.00%, 05/01/27 (PR 05/01/24)	945	957,095
State of Ohio GO
Series A, 4.00%, 05/01/24	290	291,719
Series A, 4.00%, 05/01/24 (ETM)	5	5,029
Series A, 5.00%, 08/01/24	390	397,023
Series A, 5.00%, 09/01/24	215	219,209
Series A, 5.00%, 09/15/24	180	183,658
Series B, 5.00%, 08/01/24	125	127,251
Series B, 5.00%, 09/15/24	1,665	1,698,833
Series S, 5.00%, 05/01/24	215	217,816
Series U, 5.00%, 05/01/24	165	167,161
Serise A, 5.00%, 05/01/24	150	151,987
Serise A, 5.00%, 06/15/24	200	203,109
State of Ohio GOL, 5.00%, 09/01/24	925	943,108
State of Ohio RB
5.00%, 01/01/24	170	171,079
	Par
Security	(000)	Value

Ohio (continued)
Series A, 5.00%, 04/01/24	$505	$510,747
Series A, 5.00%, 10/01/24	250	255,148
Series A, 5.00%, 12/01/24	485	496,528
Series B, 5.00%, 10/01/24	35	35,721
Series C, 5.00%, 12/01/24	190	194,516
		17,346,364
Oklahoma — 0.5%
City of Oklahoma City OK GO
4.00%, 03/01/24	250	251,125
5.00%, 03/01/24	35	35,357
Grand River Dam Authority RB
Series A, 4.00%, 06/01/24	480	482,500
Series A, 5.00%, 06/01/24	990	1,003,191
Oklahoma Agricultural & Mechanical Colleges RB, 4.00%,
07/01/24	100	100,719
Oklahoma Capitol Improvement Authority RB
5.00%, 07/01/24	520	527,584
Series B, 5.00%, 01/01/24	15	15,095
Series B, 5.00%, 07/01/24	55	55,802
Series C, 5.00%, 07/01/24	30	30,438
Oklahoma Turnpike Authority RB, Series D, 5.00%,
01/01/24	295	297,031
Oklahoma Water Resources Board RB, 5.00%, 04/01/24	130	131,462
		2,930,304
Oregon — 2.0%
City of Eugene OR Electric Utility System Revenue RB,
Series A, 5.00%, 08/01/24	175	178,065
City of Portland OR, 5.00%, 02/01/24	500	504,357
City of Portland OR GOL, Series B, 5.00%, 06/15/24	175	177,721
City of Portland OR Sewer System Revenue RB
5.00%, 06/15/24	100	101,546
Series A, 5.00%, 03/01/24	500	505,015
Series A, 5.00%, 05/01/24	215	217,800
Series A, 5.00%, 10/01/24	125	127,632
Series B, 5.00%, 06/01/24	225	228,276
City of Portland OR Water System Revenue RB, Series A,
5.00%, 05/01/24	350	354,558
County of Multnomah OR GOL, 5.00%, 06/01/24	1,050	1,065,546
Multnomah County School District No. 1 Portland/OR GO
5.00%, 06/15/24 (GTD)	550	558,314
Series B, 5.00%, 06/15/24 (GTD)	435	441,575
Oregon State Lottery RB
5.00%, 04/01/24	845	854,560
5.00%, 04/01/24 (MORAL OBLG)	100	101,131
Series C, 5.00%, 04/01/24	270	273,055
Series E, 5.00%, 04/01/24 (MO)	190	192,150
Portland Oregon Water System RB, 5.00%, 05/01/24	180	182,344
Salem-Keizer School District No. 24J GO, Series B,
0.00%, 06/15/24 (GTD)(a)	125	121,359
State of Oregon Department of Transportation RB
Series A, 5.00%, 11/15/24	850	870,020
Series A, 5.00%, 11/15/28 (PR 11/15/24)	700	715,905
Series A, 5.00%, 11/15/29 (PR 11/15/24)	375	383,520
State of Oregon GO
5.00%, 05/01/24	400	405,090
5.00%, 06/01/24	350	355,096
Series A, 5.00%, 05/01/24	900	911,453
Series B, 5.00%, 08/01/24	165	167,971
Series H, 5.00%, 05/01/24	145	146,845

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Oregon (continued)
Series I, 5.00%, 08/01/24.	$340	$346,122
Series K, 5.00%, 11/01/24	200	204,557
Series O, 5.00%, 08/01/24	25	25,450
Washington & Clackamas Counties School District No. 23J
Tigard-Tualatin GO, Series J, 5.00%, 06/15/24 (GTD)	200	203,023
Washington & Multnomah Counties School District No. 48J
Beaverton GO, 5.00%, 06/15/31 (PR 06/15/24) (GTD)	500	507,490
		11,427,546
Pennsylvania — 2.9%
City of Philadelphia PA GO
5.00%, 02/01/24	315	317,279
5.00%, 08/01/24	395	400,945
5.25%, 07/15/34 (PR 01/15/24)	440	443,732
Series A, 5.00%, 08/01/24	525	532,902
City of Philadelphia PA Water & Wastewater Revenue RB
Series A, 5.00%, 07/01/45 (PR 07/01/24)	555	563,546
Series B, 5.00%, 11/01/24	430	439,002
Commonwealth of Pennsylvania, 5.00%, 10/01/24	475	484,781
Commonwealth of Pennsylvania GO
5.00%, 07/15/24	1,520	1,545,343
First Series, 5.00%, 01/01/24	710	714,946
First Series, 5.00%, 03/01/24	205	207,032
First Series, 5.00%, 03/15/24	245	247,596
First Series, 5.00%, 06/15/24	180	182,721
First Series, 5.00%, 07/01/24	450	457,173
First Series, 5.00%, 08/15/24	1,150	1,170,960
First Series, 5.00%, 09/15/24	650	662,848
Second Series, 5.00%, 01/15/24	105	105,805
Second Series, 5.00%, 09/15/24	1,320	1,346,091
County of Berks PA GO, 5.00%, 11/15/24	200	204,532
County of Chester PA GO, 5.00%, 07/15/24	90	91,484
County of Montgomery PA GO, Series A, 5.00%, 04/01/24	25	25,279
Delaware County Authority RB, 5.00%, 08/01/24	45	45,739
Delaware River Joint Toll Bridge Commission RB
5.00%, 07/01/24	195	198,073
Series B, 5.00%, 07/01/24	125	126,970
Delaware River Port Authority RB, 5.00%, 01/01/33
(PR 01/01/24)	3,450	3,474,602
Pennsylvania Higher Educational Facilities Authority RB,
5.00%, 08/15/24	100	101,874
Pennsylvania Infrastructure Investment Authority RB,
Series A, 5.00%, 01/15/24	200	201,578
Pennsylvania State University (The) RB, 5.00%, 09/01/24	120	122,375
Pennsylvania Turnpike Commission Oil Franchise Tax
Revenue, Series A, 5.00%, 12/01/24	90	92,186
Pennsylvania Turnpike Commission RB
5.00%, 06/01/24	105	106,252
5.00%, 12/01/24	1,210	1,236,376
Series A, 5.00%, 12/01/24	85	86,686
Series A-1, 5.00%, 12/01/24	220	224,796
Series A-2, 5.00%, 12/01/24	180	183,924
Series B, 5.00%, 12/01/24	180	183,924
		16,529,352
Rhode Island — 0.4%
Rhode Island Commerce Corp. RB, Series A, 4.00%,
06/15/24	505	507,349
Rhode Island Infrastructure Bank Water Pollution Control
Revolving Fund RB, Series B, 5.00%, 10/01/24	240	245,025
	Par
Security	(000)	Value

Rhode Island (continued)
Rhode Island Turnpike & Bridge Authority RB, Series A,
5.00%, 10/01/24	$290	$295,471
State of Rhode Island GO
5.00%, 01/15/24	475	478,619
5.00%, 08/01/24	220	223,831
Series A, 5.00%, 05/01/24	195	197,496
Series D, 5.00%, 08/01/24	515	523,968
		2,471,759
South Carolina — 0.7%
Beaufort County School District/SC GO, 5.00%, 03/01/24
(SCSDE)	500	505,101
Charleston Educational Excellence Finance Corp. RB,
5.00%, 12/01/24	135	138,031
City of Charleston SC Waterworks & Sewer System
Revenue RB, 5.00%, 01/01/24	305	307,187
County of Charleston SC GO, Series C, 5.00%, 11/01/24
(SAW)	165	168,637
Horry County School District/SC GO
5.00%, 03/01/24 (SCSDE)	740	746,910
Series A, 5.00%, 03/01/24	205	206,914
Lancaster County School District/SC GO, 5.00%,
03/01/24	100	101,020
Richland County School District No. 1/SC GO, Series C,
5.00%, 03/01/24	110	111,091
South Carolina Transportation Infrastructure Bank RB,
Series A, 5.00%, 10/01/24	910	927,169
State of South Carolina GO
Series B, 5.00%, 04/01/24 (SAW)	475	480,562
Serise A, 5.00%, 04/01/24 (SAW)	160	161,874
		3,854,496
Tennessee — 2.0%
City of Chattanooga TN GO
5.00%, 11/01/24	100	102,279
Series B, 5.00%, 03/01/24	100	101,020
City of Memphis TN Electric System Revenue RB, 5.00%,
12/01/24	175	179,160
City of Memphis TN GO
5.00%, 05/01/24	245	248,154
5.00%, 04/01/40 (PR 04/01/24)	2,935	2,969,173
County of Blount TN GO, Series B, 5.00%, 06/01/24	180	182,517
County of Knox TN GO, 5.00%, 06/01/24	145	147,147
County of Shelby TN GO, Series A, 5.00%, 03/01/24	130	131,221
County of Williamson TN GO, 5.00%, 04/01/24	300	303,514
Metropolitan Government of Nashville & Davidson County
TN Electric Revenue RB
Series A, 5.00%, 05/15/24	385	390,319
Series B, 5.00%, 05/15/24	200	202,763
Metropolitan Government of Nashville & Davidson County
TN GO
4.00%, 01/01/24	750	752,263
5.00%, 01/01/24	415	417,942
5.00%, 07/01/24	850	863,780
Series A, 5.00%, 07/01/24	220	223,567
Metropolitan Government of Nashville & Davidson County
TN Water & Sewer Revenue RB, Series B, 5.00%,
07/01/24	165	167,675
State of Tennessee GO
5.00%, 09/01/24	125	127,447
Series A, 5.00%, 08/01/24	145	147,611

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Tennessee (continued)
Series B, 5.00%, 08/01/24	$725	$738,055
Series B, 5.00%, 09/01/28 (PR 09/01/24)	250	254,867
Tennessee State School Bond Authority, 5.00%, 11/01/24
(ST INTERCEPT)	475	485,530
Tennessee State School Bond Authority GO, Series B,
5.00%, 09/01/26 (PR 09/01/24)	1,065	1,085,735
Tennessee State School Bond Authority RB
5.00%, 11/01/24 (ST INTERCEPT)	85	86,884
Second Series, 5.00%, 11/01/24 (ST INTERCEPT)	215	219,766
Series A, 5.00%, 11/01/24	370	378,202
Series B, 5.00%, 11/01/24	495	505,973
		11,412,564
Texas — 12.7%
Alamo Community College District, 5.00%, 02/15/24	545	550,012
Alamo Community College District GOL, 5.00%, 02/15/24	40	40,368
Aldine Independent School District GO, 5.00%, 02/15/24
(PSF)	295	297,745
Alief Independent School District GO, 5.00%, 02/15/24
(PSF)	170	171,509
Allen Independent School District GO, 5.00%, 02/15/24
(PSF)	100	100,914
Arlington Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	40	40,370
Series B, 5.00%, 02/15/24 (PSF)	185	186,711
Austin Community College District, 5.00%, 08/01/24	475	483,131
Austin Independent School District, 5.00%, 08/01/24
(PSF)	1,230	1,251,541
Austin Independent School District GO
5.00%, 08/01/24 (PSF)	145	147,539
Series A, 4.00%, 08/01/24 (PSF)	125	125,972
Series A, 5.00%, 08/01/24 (PSF)	55	55,963
Birdville Independent School District GO
5.00%, 02/15/24 (PSF)	80	80,710
Series A, 5.00%, 02/15/24 (PSF)	105	105,932
Board of Regents of the University of Texas System RB
Series C, 5.00%, 08/15/24	360	366,377
Series D, 5.00%, 08/15/24	155	157,746
Series E, 5.00%, 08/15/24	175	178,100
Series H, 5.00%, 08/15/24	315	320,580
Series I, 5.00%, 08/15/24	395	401,997
Series J, 5.00%, 08/15/24	275	279,871
Central Texas Regional Mobility Authority RB, 5.00%,
01/01/24	380	382,255
Central Texas Turnpike System, 0.00%, 08/15/24(a)	565	545,707
Central Texas Turnpike System RB
Series A, 0.00%, 08/15/24 (AMBAC)(a)	90	86,658
Series C, 5.00%, 08/15/24	125	126,500
City of Arlington TX GOL, Series A, 5.00%, 08/15/24	205	208,589
City of Arlington TX Water & Wastewater System Revenue
RB, 5.00%, 06/01/24	700	709,672
City of Austin TX GOL
5.00%, 09/01/24	545	555,377
Series A, 5.00%, 09/01/24	230	234,380
City of Austin TX Water & Wastewater System
Revenue RB
5.00%, 11/15/24	460	470,659
Series A, 5.00%, 05/15/24	155	157,129
Series A, 5.00%, 11/15/24	415	424,616
City of Brownsville TX GOL
5.00%, 02/15/24	10	10,086
	Par
Security	(000)	Value

Texas (continued)
5.00%, 02/15/24 (ETM)	$5	$5,044
City of Carrollton TX GOL, 5.00%, 08/15/24	1,250	1,271,758
City of Dallas TX Waterworks & Sewer System
Revenue RB
5.00%, 10/01/24	440	448,554
Series A, 5.00%, 10/01/24	830	846,136
Series C, 5.00%, 10/01/24	390	397,582
City of Denton TX GOL, 5.00%, 02/15/24	80	80,732
City of El Paso TX GOL, 5.00%, 08/15/24	150	152,488
City of Fort Worth TX Water & Sewer System Revenue RB
5.00%, 02/15/24	255	257,400
Series A, 5.00%, 02/15/24	1,130	1,140,633
City of Frisco TX GOL, 5.00%, 02/15/24	150	151,292
City of Grand Prairie TX GOL, 5.00%, 02/15/24	370	373,206
City of Houston TX Combined Utility System Revenue RB
Series B, 5.00%, 11/15/24	475	485,463
Series C, 5.00%, 05/15/24	600	607,821
Series D, 5.00%, 11/15/24	645	659,207
City of Lubbock TX GOL, 5.00%, 02/15/24	295	297,619
City of Pearland TX GOL, 5.00%, 03/01/24	5	5,049
City of Pflugerville TX GOL, 5.00%, 08/01/24	60	60,992
City of Plano TX GOL, 5.00%, 09/01/24	50	50,925
City of Round Rock TX GOL, 5.00%, 08/15/24	110	112,005
City of San Antonio Texas Electric & Gas Systems
Revenue RB, Series REF, 5.25%, 02/01/24	750	756,860
City of San Antonio TX, 5.00%, 08/01/24	735	747,148
City of San Antonio TX Electric & Gas Systems
Revenue RB
5.00%, 02/01/24	660	665,230
5.00%, 02/01/24 (ETM)	170	171,347
City of San Antonio TX GOL
5.00%, 02/01/24	515	519,234
5.00%, 08/01/24	685	696,321
Clear Creek Independent School District GO, 5.00%,
02/15/24 (PSF)	95	95,823
Comal Independent School District GO
5.00%, 02/01/24 (PSF)	735	741,042
Series B, 5.00%, 02/01/24 (PSF)	110	110,904
Conroe Independent School District, 5.00%, 02/15/24
(PSF)	120	121,129
Conroe Independent School District GO, 5.00%, 02/15/24
(PSF)	140	141,317
Conroe Independent School District RB, 5.00%, 02/15/24	525	529,940
County of Bexar TX GOL, 5.00%, 06/15/24	355	360,366
County of Collin TX GOL, 5.00%, 02/15/24	130	131,209
County of Denton TX GOL, 5.00%, 07/15/24	105	106,721
County of Harris TX GOL, 5.00%, 10/01/24	1,600	1,632,027
County of Travis TX GOL, 5.00%, 03/01/24	415	419,042
County of Williamson TX GOL, 4.00%, 02/15/24	245	246,014
Crowley Independent School District GO, Series A, 5.00%,
08/01/24 (PSF)	80	81,441
Cypress-Fairbanks Independent School District GO
5.00%, 02/15/24 (PSF)	535	539,892
Series A, 5.00%, 02/15/24 (PSF)	110	111,006
Series C, 5.00%, 02/15/24 (PSF)	150	151,372
Dallas Area Rapid Transit RB
5.00%, 11/01/24	225	229,572
5.00%, 12/01/24	1,035	1,057,561
5.00%, 12/01/32 (PR 12/01/24)	2,500	2,554,167
Series A, 5.00%, 12/01/24	1,100	1,123,978

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Denton Independent School District GO, 0.00%, 08/15/24
(PSF)(a)	$200	$193,279
Fort Bend Independent School District GO
Series A, 5.00%, 08/15/24 (PSF)	300	305,314
Series C, 5.00%, 02/15/24 (PSF)	30	30,266
Series C, 5.00%, 08/15/24 (PSF)	105	106,860
Fort Worth Independent School District GO, 5.00%,
02/15/24 (PSF)	410	413,749
Frisco Independent School District GO, 5.00%, 08/15/24
(PSF)	345	351,182
Garland Independent School District GO, Series A, 5.00%,
02/15/24 (PSF)	300	302,647
Grapevine-Colleyville Independent School District GO,
0.00%, 08/15/24 (PSF)(a)	150	144,856
Harris County Toll Road Authority (The) RB, Series A,
5.00%, 08/15/24	380	387,043
Katy Independent School District GO, Series D, 5.00%,
02/15/24 (PSF)	170	171,536
Keller Independent School District/TX GO
Series A, 5.00%, 02/15/24 (PSF)	160	161,437
Series A, 5.00%, 08/15/24 (PSF)	170	173,046
Klein Independent School District GO
5.00%, 08/01/24 (PSF)	65	66,164
Series A, 5.00%, 08/01/24 (PSF)	430	437,700
Lamar Consolidated Independent School District GO
5.00%, 02/15/24 (PSF)	145	146,287
Series A, 2.00%, 02/15/24 (PSF)	50	49,474
Laredo Independent School District GO, 0.00%, 08/01/24
(PSF)(a)	150	144,797
Leander Independent School District GO
Series C, 0.00%, 08/15/37 (PR 08/15/24)(a)	700	344,841
Series C, 0.00%, 08/15/47 (PR 08/15/24) (PSF)(a)	10,000	2,751,337
Series D, 0.00%, 08/15/24 (PSF)(a)	125	120,407
Lewisville Independent School District GO
5.00%, 08/15/24	545	554,096
5.00%, 08/15/24 (PSF)	410	417,263
Lone Star College System, 5.00%, 02/15/24	135	136,177
Lone Star College System GOL
5.00%, 09/15/24	185	188,493
Series A, 5.00%, 02/15/24	200	201,744
Series A, 5.00%, 08/15/24	255	259,439
Series B, 5.00%, 02/15/24	800	806,974
Lower Colorado River Authority RB
5.00%, 05/15/24	390	395,114
Series B, 5.00%, 05/15/24	160	162,098
McKinney Independent School District GO, 5.00%,
02/15/24 (PSF)	160	161,403
Metropolitan Transit Authority of Harris County RB
Series A, 5.00%, 11/01/24	195	199,251
Series B, 5.00%, 11/01/24	185	189,033
Series D, 5.00%, 11/01/24	285	291,212
Metropolitan Transit Authority of Harris County Sales &
Use Tax Revenue, 5.00%, 11/01/24	100	102,180
North East Independent School District/TX GO
5.00%, 08/01/24 (PSF)	615	625,710
5.25%, 02/01/24 (PSF)	800	807,713
North Texas Municipal Water District RB
5.00%, 06/01/24	135	136,921
5.50%, 06/01/24	50	50,915
	Par
Security	(000)	Value

Texas (continued)
North Texas Municipal Water District Water System
Revenue RB, 5.00%, 09/01/24.	$375	$382,060
North Texas Tollway Authority, 5.00%, 01/01/24	175	176,147
North Texas Tollway Authority RB
5.00%, 01/01/24	195	196,278
Series A, 5.00%, 01/01/24	245	246,606
Series B, 5.00%, 01/01/24	230	231,450
Series S, 5.00%, 01/01/24 (ETM)	85	85,571
Northside Independent School District GO
5.00%, 08/01/24 (PSF)	370	376,225
5.00%, 08/15/24 (PSF)	375	381,566
Series A, 5.00%, 02/15/24 (PSF)	500	504,386
Series A, 5.00%, 08/15/24 (PSF)	165	167,889
Northwest Independent School District GO, Series A,
5.00%, 02/15/24 (PSF)	275	277,456
Pasadena Independent School District GO, 5.00%,
02/15/24 (PSF)	150	151,404
Permanent University Fund - University of Texas
System RB
Series A, 5.00%, 07/01/24	110	111,803
Series B, 5.00%, 07/01/24	1,480	1,504,262
Pflugerville Independent School District GO, 5.00%,
02/15/24 (PSF)	250	252,352
Plano Independent School District GO, 5.00%, 02/15/24
(PSF)	1,000	1,009,250
Rockwall Independent School District GO, Series A,
0.00%, 02/15/24 (PSF)(a)	35	34,347
Round Rock Independent School District GO
5.00%, 08/01/24	195	198,434
5.00%, 08/01/24 (PSF)	165	167,906
San Antonio Independent School District/TX GO
5.00%, 02/15/24 (PSF-GTD)	405	408,768
5.00%, 08/15/24 (PSF)	200	203,645
San Antonio Water System RB
Series A, 5.00%, 05/15/24	710	719,089
Series B, 5.00%, 05/15/24	120	121,536
Spring Branch Independent School District GO, 5.00%,
02/01/24 (PSF)	910	917,750
Spring Branch Independent School District GOL, 5.00%,
02/01/24 (PSF)	115	115,979
Spring Independent School District GO, 5.00%, 08/15/24
(PSF)	580	590,274
State of Texas GO
5.00%, 04/01/24	425	429,977
5.00%, 08/01/24	345	351,212
5.00%, 10/01/24	100	102,117
Series A, 5.00%, 10/01/24	2,670	2,726,521
Series A, 5.00%, 10/01/39 (PR 10/01/24)	1,000	1,018,752
Series D, 5.00%, 05/15/24	425	430,938
Tarrant Regional Water District RB, Series A, 5.00%,
03/01/24	285	287,678
Tarrant Regional Water District Water Supply System
Revenue RB
5.00%, 03/01/24	475	479,463
5.00%, 03/01/30 (PR 03/01/24)	2,000	2,018,560
Texas A&M University RB
Series C, 5.00%, 05/15/24	875	886,952
Series E, 4.00%, 05/15/24	25	25,149
Series E, 5.00%, 05/15/24	960	973,114
Texas Public Finance Authority RB, 5.00%, 02/01/24	420	423,577

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Texas (continued)
Texas State Technical College, 5.00%, 08/01/24 (AGM)	$150	$152,199
Texas State Technical College RB, 5.00%, 10/15/24	245	250,225
Texas State University System RB, Series A, 5.00%,
03/15/24	695	701,907
Texas Transportation Commission State Highway Fund RB
5.00%, 04/01/34 (PR 04/01/24)	3,000	3,031,964
First Series, 5.00%, 10/01/24	570	580,754
Series A, 5.00%, 04/01/24	1,155	1,167,382
Texas Water Development Board, 5.00%, 08/01/24	760	772,561
Texas Water Development Board RB
5.00%, 04/15/24	455	460,114
5.00%, 08/01/24	615	625,164
Series A, 5.00%, 10/15/24	280	285,805
Series B, 5.00%, 04/15/24	135	136,517
Series B, 5.00%, 10/15/24	110	112,281
Trinity River Authority Central Regional Wastewater
System Revenue RB
3.00%, 08/01/24	245	244,400
5.00%, 08/01/24	310	315,276
Trinity River Authority Mountain Creek Revenue RB,
5.00%, 08/01/24	105	106,787
Tyler Independent School District GO, 5.00%, 02/15/24
(PSF)	90	90,751
United Independent School District/TX GO, 5.00%,
08/15/24 (PSF)	20	20,354
University of Houston RB, Series A, 5.00%, 02/15/24	405	408,380
University of North Texas System RB, Series A, 5.00%,
04/15/24	710	718,078
Ysleta Independent School District GO, 5.00%, 08/15/24
(PSF)	125	127,266
		73,181,851
Utah — 0.9%
Central Utah Water Conservancy District RB, 5.00%,
10/01/24	100	102,117
City of Ogden City UT Sewer & Water Revenue RB,
5.00%, 06/15/24	110	111,473
Davis School District GO, 5.00%, 06/01/24 (GTD)	315	319,405
Metropolitan Water District of Salt Lake & Sandy RB,
Series A, 5.00%, 07/01/24	190	192,857
Nebo School District GO, Series C, 4.00%, 07/01/24
(GTD)	120	120,841
State of Utah GO, 5.00%, 07/01/24	2,255	2,290,946
University of Utah (The) RB
Series A, 5.00%, 08/01/24	360	366,127
Series A, 5.00%, 08/01/24 (SAP)	410	416,978
Series A-1, 5.00%, 08/01/24	100	101,702
Series B, 5.00%, 08/01/24	235	239,000
Utah State Building Ownership Authority RB, 5.00%,
05/15/24	400	405,027
Utah Transit Authority RB
5.00%, 06/15/24	185	187,717
Series A, 5.00%, 06/15/24	495	502,355
		5,356,545
Vermont — 0.2%
State of Vermont GO
Series A, 5.00%, 02/15/24	165	166,553
Series A, 5.00%, 08/15/24	1,000	1,018,739
		1,185,292
	Par
Security	(000)	Value

Virginia — 3.1%
City of Alexandria VA GO
Series A, 5.00%, 07/15/24 (SAW)	$105	$106,800
Series C, 5.00%, 07/15/24 (SAW)	100	101,715
City of Chesapeake VA GO, Series C, 5.00%, 12/01/24	250	255,942
City of Hampton VA GO, Series A, 5.00%, 09/01/24	355	361,950
City of Newport News VA GO, Series A, 5.00%, 08/01/24	100	101,830
City of Norfolk VA GO
Series A, 5.00%, 09/01/35 (PR 09/01/24) (SAW)	150	152,920
Series A, 5.00%, 09/01/37 (PR 09/01/24) (SAW)	600	611,682
City of Norfolk VA Water Revenue RB, 5.00%, 11/01/24	230	234,985
City of Richmond VA GO
Series B, 5.00%, 07/15/24	205	208,515
Series B, 5.00%, 07/15/24 (SAW)	440	447,544
Commonwealth of Virginia GO
5.00%, 06/01/24	1,000	1,014,806
Series B, 5.00%, 06/01/24	55	55,814
Series B, 5.00%, 06/01/24 (SAW)	105	106,555
County of Arlington VA, 5.00%, 08/01/24	140	142,562
County of Arlington VA GO
5.00%, 08/15/24	125	127,381
5.00%, 08/15/24 (SAW)	85	86,619
Series A, 5.00%, 08/15/24	75	76,429
County of Chesterfield, 5.00%, 01/01/24	500	503,545
County of Fairfax VA GO
Series A, 4.00%, 10/01/24 (SAW)	250	252,344
Series A, 5.00%, 10/01/24 (SAW)	525	535,872
Series B, 5.00%, 04/01/24 (SAW)	675	682,726
Series B, 5.00%, 10/01/24 (SAW)	130	132,692
County of Henrico VA GO
5.00%, 08/01/24 (SAW)	50	50,915
Series A, 5.00%, 08/01/24	400	407,321
Series B, 5.00%, 08/01/24 (SAW)	205	208,752
County of Prince William VA GO, 5.00%, 08/01/24 (SAW)	260	264,630
Fairfax County Industrial Development Authority RB,
5.00%, 05/15/24	545	552,189
Fairfax County Water Authority RB, 5.00%, 04/01/24	75	75,878
Hampton Roads Sanitation District RB
Series A, 5.00%, 07/01/24	165	167,705
Series A, 5.00%, 08/01/24	175	178,151
Virginia College Building Authority, 5.00%, 02/01/24	1,430	1,441,826
Virginia College Building Authority RB
5.00%, 02/01/24	100	100,827
Series A, 4.00%, 02/01/28 (PR 02/01/24)	250	250,943
Series A, 5.00%, 09/01/24 (SAW)	50	50,931
Series B, 5.00%, 09/01/24	370	376,887
Series D, 5.00%, 02/01/24 (NPFGC)	350	352,894
Series E-1, 5.00%, 02/01/24	300	302,481
Virginia Commonwealth Transportation Board, 5.00%,
05/15/24	195	197,633
Virginia Commonwealth Transportation Board RB
5.00%, 03/15/24	290	293,055
5.00%, 05/15/24	205	207,768
5.00%, 09/15/24	655	667,874
Series A, 5.00%, 05/15/24	1,035	1,048,976
Series C, 5.00%, 05/15/24	170	172,296
Virginia Public Building Authority RB
Series A, 5.00%, 08/01/24	1,220	1,239,802
Series C, 5.00%, 08/01/24	190	193,084
Virginia Public School Authority, 5.00%, 08/01/24	285	290,076

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Virginia (continued)
Virginia Public School Authority RB
5.00%, 02/01/24	$75	$75,646
5.00%, 08/01/24	205	208,651
5.00%, 08/01/24 (SAW)	1,285	1,307,945
Series B, 5.00%, 08/01/24	120	122,137
Series C, 5.00%, 08/01/24 (SAW)	275	279,898
Virginia Resources Authority RB
5.00%, 11/01/24	170	173,767
5.00%, 11/01/24 (MO)	105	107,198
Series A, 5.00%, 11/01/24	275	281,097
Series D, 5.00%, 11/01/24	145	148,215
		18,098,676
Washington — 4.2%
Cascade Water Alliance RB, 5.00%, 01/01/24	90	90,634
Central Puget Sound Regional Transit Authority RB
5.00%, 11/01/24	150	153,492
Series S-1, 5.00%, 11/01/24	1,060	1,084,677
City of Bellevue WA GOL, 5.00%, 12/01/24	200	204,885
City of Marysville WA Water & Sewer Revenue RB, 5.00%,
04/01/24	55	55,630
City of Seattle WA Drainage & Wastewater Revenue RB
5.00%, 04/01/24	425	429,977
5.00%, 09/01/24	1,000	1,019,576
City of Seattle WA GO, 5.00%, 12/01/24	235	240,740
City of Seattle WA GOL
4.00%, 05/01/24	70	70,379
Series A, 5.00%, 06/01/24	290	294,127
City of Seattle WA Municipal Light & Power Revenue RB
5.00%, 05/01/24	80	81,060
5.00%, 09/01/24	420	428,222
Series A, 5.00%, 01/01/24	450	453,283
Series B, 5.00%, 04/01/24	100	101,171
Series C, 5.00%, 10/01/24	125	127,646
City of Seattle WA Water System Revenue RB, 5.00%,
08/01/24	250	254,502
Clark & Skamania Counties School District No. 112-6
Washougal GO, 5.00%, 12/01/24 (GTD)	25	25,601
Clark County Public Utility District No. 1 RB, 5.00%,
01/01/24	315	317,025
Clark County School District No. 37 Vancouver GO,
Series C, 5.00%, 12/01/24 (GTD)	100	102,403
County of King WA GOL
5.00%, 06/01/24	990	1,004,250
5.00%, 07/01/24	125	126,993
Series C, 5.00%, 12/01/24	55	56,307
Series E, 5.00%, 12/01/24	70	71,664
County of King WA Sewer Revenue RB
5.00%, 07/01/24	320	325,217
Series B, 5.00%, 07/01/24	875	889,265
County of Pierce WA GO, Series A, 5.00%, 08/01/24	260	264,810
County of Snohomish WA, 5.00%, 12/01/24	105	107,565
County of Spokane WA GOL, 5.00%, 12/01/24	265	271,473
Energy Northwest RB
5.00%, 07/01/24	1,025	1,041,247
Series A, 5.00%, 07/01/24	1,055	1,071,722
King County Rural Library District GO, 4.00%, 12/01/24	200	201,792
King County School District No. 210 Federal Way GO,
4.00%, 12/01/24 (GTD)	80	80,889
King County School District No. 403 Renton GO, 4.00%,
12/01/24 (GTD)	350	353,888
	Par
Security	(000)	Value

Washington (continued)
King County School District No. 405 Bellevue GO, 5.00%,
12/01/24 (GTD)	$200	$204,885
King County School District No. 411 Issaquah GO, 5.00%,
12/01/24 (GTD)	175	179,206
King County School District No. 414 Lake Washington GO,
5.00%, 12/01/24 (GTD)	130	133,124
Pierce County School District No. 10 Tacoma GO, 5.00%,
12/01/24 (GTD)	380	389,132
Pierce County School District No. 320 Sumner GO, 5.00%,
12/01/24 (GTD)	75	76,802
Pierce County School District No. 83 University Place GO,
5.00%, 12/01/24 (GTD)	100	102,403
Port of Seattle WA GOL, 5.00%, 06/01/24	400	405,922
Port of Seattle WA RB, Series B, 5.00%, 03/01/24	335	337,839
Port of Tacoma WA RB, Series A, 5.00%, 12/01/24	85	86,909
Snohomish County School District No. 103 Monroe GO,
5.00%, 12/01/24 (GTD)	215	220,167
Snohomish County School District No. 201 Snohomish
GO, 5.00%, 12/01/24 (GTD)	150	153,605
Snohomish County School District No. 4 Lake Stevens
GO, 5.00%, 12/01/24 (GTD)	100	102,403
Snohomish County School District No. 6 Mukilteo GO,
5.00%, 12/01/24 (GTD)	85	87,043
Spokane & Whitman Counties School District No. 360
Cheney GO, 5.00%, 12/01/24 (GTD)	150	153,605
Spokane County School District No. 356 Central Valley
GO, 5.00%, 12/01/24 (GTD)	255	261,229
State of Washington
5.00%, 06/01/24	500	506,991
5.00%, 08/01/24	310	315,276
State of Washington COP
Series A, 5.00%, 07/01/24	120	121,815
Series B, 5.00%, 07/01/24	420	426,353
State of Washington GO
5.00%, 07/01/24	80	81,239
Series 2016A, 5.00%, 07/01/24	245	248,795
Series A-1, 5.00%, 08/01/24	520	528,850
Series B, 5.00%, 07/01/24	100	101,549
Series C, 0.00%, 06/01/24 (AMBAC)(a)	100	97,045
Series C, 0.00%, 06/01/24 (NPFGC)(a)	25	24,261
Series C, 5.00%, 02/01/24	1,475	1,486,762
Series D, 5.00%, 02/01/24	140	141,116
Series E, 0.00%, 12/01/24(a)	60	57,234
Series E, 5.00%, 06/01/24	1,050	1,064,681
Series R-2015C, 5.00%, 07/01/24	60	60,929
Series R-2015E, 5.00%, 07/01/24	180	182,788
Series R-2018C, 5.00%, 08/01/24	710	722,084
Series R-2018D, 5.00%, 08/01/24	110	111,872
Series R-2020A, 5.00%, 01/01/24	800	805,242
State of Washington RB, 5.00%, 09/01/24	900	913,682
University of Washington RB
5.00%, 04/01/24	675	682,681
5.00%, 06/01/24	125	126,799
Series C, 5.00%, 12/01/24	285	291,774
Serise A, 5.00%, 12/01/24	395	404,389
Washington State University RB
5.00%, 04/01/24	320	323,325
5.00%, 10/01/24	185	188,491

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023	(Percentages shown are based on Net Assets)

	Par
Security	(000)	Value

Washington (continued)
Whatcom County School District No. 503 Blaine GO,
5.00%, 12/01/24 (GTD)	$25	$25,601
		24,338,010
West Virginia — 0.5%
State of West Virginia GO
5.00%, 06/01/24	270	273,998
Series A, 0.00%, 11/01/24 (NPFGC)(a)	140	134,171
Series A, 5.00%, 06/01/24	555	563,217
Series A, 5.00%, 12/01/24	25	25,601
Series B, 5.00%, 06/01/24	45	45,666
West Virginia Commissioner of Highways RB, Series A,
5.00%, 09/01/24	965	983,375
West Virginia State School Building Authority Lottery
Revenue RB, Series A, 5.00%, 07/01/24	320	325,014
West Virginia Water Development Authority RB, Series A,
5.00%, 07/01/24	315	320,021
		2,671,063
Wisconsin — 1.9%
City of Madison WI GO, Series A, 4.00%, 10/01/24	445	449,376
Milwaukee County Metropolitan Sewer District GO,
Series A, 5.00%, 10/01/24	140	142,802
State of Wisconsin, 5.00%, 05/01/24	650	658,320
State of Wisconsin Clean Water Fund Leveraged Loan
Portfolio RB
5.00%, 06/01/25 (PR 06/01/24)	155	156,963
5.00%, 06/01/26 (PR 06/01/24)	185	187,648
5.00%, 06/01/31 (PR 06/01/24)	500	507,156
Series 1, 5.00%, 06/01/24	85	86,077
State of Wisconsin Environmental Improvement Fund
Revenue RB
Series A, 5.00%, 06/01/24	240	243,514
Serise A, 5.00%, 06/01/24	610	618,931
State of Wisconsin GO
Series 1, 5.00%, 11/01/24	240	245,291
	Par/
	Shares
Security	(000)	Value

Wisconsin (continued)
Series 2, 5.00%, 11/01/24	$2,170	$2,217,838
Series A, 5.00%, 05/01/24	550	557,040
Series C, 5.00%, 05/01/24	230	232,944
State of Wisconsin RB
Series A, 5.00%, 05/01/24	760	769,727
Series B, 5.00%, 05/01/24	140	141,740
Wisconsin Department of Transportation RB
5.00%, 07/01/36 (PR 07/01/24)	1,830	1,859,834
Series 1, 5.00%, 07/01/24	425	431,890
Series 1, 5.00%, 07/01/32 (PR 07/01/24)	850	863,857
Series 2, 5.00%, 07/01/24	485	492,863
Series A, 5.00%, 07/01/24	220	223,567
		11,087,378

Total Long-Term Investments — 98.6%
(Cost: $574,080,442)		567,109,722

Short-Term Securities

Money Market Funds — 0.1%
BlackRock Liquidity Funds: MuniCash, 3.57%(c)(d)	317	317,338

Total Short-Term Securities — 0.1%
(Cost: $317,323)		317,338

Total Investments — 98.7%
(Cost: $574,397,765)		567,427,060

Other Assets Less Liabilities — 1.3%		7,484,560

Net Assets — 100.0%		$574,911,620

(a)	Zero-coupon bond.
(b)	Variable rate security. Rate as of period end and maturity is the date the principal owed can be recovered through demand.
(c)	Affiliate of the Fund.
(d)	Annualized 7-day yield as of period end.

Affiliates

Investments in issuers considered to be affiliate(s) of the Fund during the period ended July 31, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:

Affiliated Issuer	Value at 10/31/22	Purchases at Cost	Proceeds from Sale		Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 07/31/23	Shares Held at 07/31/23 (000)	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds: MuniCash	$1,855,612	$—	$(1,537,605	)(a)	$(684)	$15	$317,338	317	$29,044	$—

(a)	Represents net amount purchased (sold).

Fair Value Hierarchy as of Period End

Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:

●	Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that each Fund has the ability to access;

●	Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and

Schedule of Investments (unaudited) (continued)	iShares® iBonds® Dec 2024 Term Muni Bond ETF
July 31, 2023

Fair Value Hierarchy as of Period End (continued)

●	Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).

The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.

The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.

	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Debt Obligations	$—	$567,109,722	$—	$567,109,722
Short-Term Securities
Money Market Funds	317,338	—	—	317,338
	$317,338	$567,109,722	$—	$567,427,060

Portfolio Abbreviation

AGC	Assured Guaranty Corp.	PR	Prerefunded
AGM	Assured Guaranty Municipal Corp.	PSF	Permanent School Fund
AMBAC	Ambac Assurance Corp.	Q-SBLF	Qualified School Bond Loan Fund
COP	Certificates of Participation	RB	Revenue Bond
ETM	Escrowed to Maturity	SAP	Subject to Appropriations
GO	General Obligation	SAW	State Aid Withholding
GOL	General Obligation Limited	SCH BD RES FD	School Board Resolution Fund
GTD	Guaranteed	SCSDE	South Carolina State Department of Education
MO	Moral Obligation	ST	Special Tax
NPFGC	National Public Finance Guarantee Corp.